	Number of Shares	Value
Investments — 101.8% of net assets
Common Stocks — 64.7%
U.S. Common Stocks — 46.7%
Advertising & Marketing — 0.1%
Magnite, Inc. (a)	64,493	$766,177
Aerospace & Defense — 1.6%
Amprius Technologies, Inc. (a) (b)	6,924	116,739
ATI, Inc. (a)	3,256	473,618
Axon Enterprise, Inc. (a) (b)	19,838	8,425,000
Boeing Company (The) (a) (b)	8,017	1,595,624
Curtiss-Wright Corp.	120	81,734
FTAI Aviation Ltd. (b)	4,874	1,194,130
General Dynamics Corp. (b)	1,067	366,216
General Electric Co. (b)	17,661	5,011,662
Howmet Aerospace, Inc. (b)	707	162,935
Huntington Ingalls Industries, Inc.	769	292,143
Leonardo DRS, Inc.	471	20,969
Lockheed Martin Corp. (b)	1,210	731,312
Moog, Inc. (b)	40	11,706
RTX Corp. (b)	199	38,387
Textron, Inc.	200	17,512
TransDigm Group, Inc. (a)	2,200	2,549,712
York Space Systems, Inc. (a) (b)	33,288	737,995
		21,827,394
Apparel & Textile Products — 0.1%
Deckers Outdoor Corp. (a) (b)	8,564	857,171
Ralph Lauren Corp. (b)	177	60,886
VF Corp.	26,173	444,679
		1,362,736
Asset Management — 1.0%
Ameriprise Financial, Inc.	1,232	547,501
Blackstone, Inc. (b)	10,472	1,204,175
Blue Owl Capital, Inc.	6,844	62,486
Charles Schwab Corp. (The) (b)	4,833	454,205
Compass Diversified Holdings, Inc.	77,983	612,946
Franklin Resources, Inc.	64,850	1,531,757
FTAI Infrastructure, Inc. (b)	152,822	754,941
GitLab, Inc. (a) (b)	29,117	630,092
Innventure, Inc. (a)	104,242	407,586
Invesco Ltd.	4,508	109,499
KKR & Company, Inc. (b)	28,413	2,628,202
LPL Financial Holdings, Inc.	8,500	2,557,055
Ranpak Holdings Corp. (a)	232,098	828,590
Stifel Financial Corp.	18,910	1,397,827
		13,726,862
Automotive — 0.5%
Dana, Inc. (b)	2,064	69,454
Dorman Products, Inc. (a) (b)	6,816	711,318
Garrett Motion, Inc. (a) (b)	7,366	133,840
General Motors Co. (b)	3,565	265,593
Goodyear Tire & Rubber Co. (The) (a) (b)	53,233	352,935
Holley, Inc. (a)	44,540	136,738
Tesla, Inc. (a) (b)	14,417	5,359,519
		7,029,397
Banking — 1.0%
Banco Bradesco S.A. (a)	3,569	13,027
Bank of America Corp.	36,813	1,794,634
Busines First Bancshares, Inc	821	22,200
Citigroup, Inc.	7,720	875,525
Citizens Financial Group, Inc.	9,888	592,983
Connectone Bancorp, Inc.	1,198	32,070
East West Bancorp, Inc.	169	18,042
HomeStreet, Inc. (a)	59,070	871,283
JPMorgan Chase & Co. (b)	18,106	5,326,061
Live Oak Bancshares, Inc.	15,898	525,747
PNC Financial Services Group, Inc. (The)	8,416	1,751,285
Prosperity Bancshares, Inc.	5,308	356,591
Texas Capital Bancshares, Inc. (a)	8,377	794,810
Truist Financial Corp.	7,289	335,075
Unity Bancorp, Inc.	1,024	53,074
US Bancorp	37	1,924
Wells Fargo & Co. (b)	6,451	513,564
Western Alliance Bancorp	1,621	114,848
		13,992,743
Beverages — 0.1%
Boston Beer Company, Inc. (The) (a)	1,090	251,136
PepsiCo, Inc. (b)	4,725	733,745
		984,881
Biotech & Pharma — 3.0%
ACADIA Pharmaceuticals, Inc. (a)	1,073	23,885
Invivyd, Inc. (a)	45,294	58,882
Alector, Inc. (a)	28,291	60,826
Alnylam Pharmaceuticals, Inc. (a)	2,132	705,415

	Number of Shares	Value
Common Stocks — 64.7% (continued)
U.S. Common Stocks — 46.7% (continued)
Biotech & Pharma — 3.0% (continued)
Alto Neuroscience, Inc. (a)	2,622	$58,943
Amicus Therapeutics, Inc. (a)	246	3,557
AnaptySBio, Inc. (a)	517	28,673
Arcutis Biotherapeutics, Inc. (a)	14,077	331,654
ARDELYX, INC. (a)	49,004	293,534
Argenx S.E. (a) (b)	1,571	1,147,223
ARS Pharmaceuticals, Inc. (a)	25,384	203,834
Ascendis Pharma A/S (a) (b)	325	74,337
AtaiBeckley, Inc. (a)	87,636	310,231
Beta Bionics, Inc. (a) (c)	29,604	296,632
BioCryst Pharmaceuticals, Inc. (a)	52,812	502,770
BioMarin Pharmaceutical, Inc. (a)	17,408	983,378
Bristol-Myers Squibb Company (b)	45,502	2,759,696
Celldex Therapeutics, Inc. (a)	38,627	1,225,248
Contineum Therapeutics, Inc. (a)	2,874	37,534
Cytek Biosciences Inc (a)	80,652	352,449
CytomX Therapeutics, Inc. (a)	60,806	285,788
Editas Medicine, Inc. (a)	6,230	15,388
Eli Lilly & Co. (b)	7,224	6,644,419
Equillium, Inc. (a)	31,335	62,670
Esperion Therapeutics, Inc. (a)	18,246	49,994
Establishment Labs Holdings, Inc. (a)	18,098	1,027,604
Generate Biomedicines, Inc. (a)	33,776	422,200
Geron Corp. (a)	374,534	558,056
Grace Therapeutics, Inc. (a)	15,895	73,594
Incyte Corp. (a)	2,921	274,925
Indivior Pharmaceuticals, Inc. (a)	11,069	337,383
Inovio Pharmaceuticals, Inc. (a)	21,590	37,567
Insmed, Inc. (a) (b)	5,051	825,940
Ionis Pharmaceuticals, Inc. (a)	28,724	2,156,885
Johnson & Johnson (b)	2,057	502,813
KalVista Pharmaceuticals, Inc. (a)	4,189	84,325
Karyopharm Therapeutics, Inc. (a)	5,758	32,072
LB Pharmaceuticals, Inc. (a) (c)	2,099	51,761
Legend Biotech Corp. (a)	20,367	368,439
Lipocine, Inc. (a)	6,201	49,546
Liquidia Corp. (a)	29,114	1,098,762
Merck & Company, Inc. (b)	7,234	870,178
Mineralys Therapeutics, Inc. (a)	9,140	247,603
Mirum Pharmaceuticals, Inc. (a)	1,781	164,529
Neurocrine Biosciences, Inc. (a)	6,054	797,554
Palisade Bio, Inc. (a)	81,764	143,087
Passage Bio, Inc. (a)	2,708	21,258
Pfizer, Inc. (b)	34,826	977,914
Pliant Therapeutics, Inc. (a)	17,429	21,961
PMV Pharmaceuticals, Inc. (a)	49,505	61,386
PTC Therapeutics, Inc. (a)	5,913	402,853
Regeneron Pharmaceuticals, Inc. (b)	1,933	1,493,513
Relay Therapeutics, Inc. (a)	5,686	56,576
Relmada Therapeutics, Inc. (a)	5,817	40,486
Replimune Group, Inc. (a)	7,004	53,581
Rhythm Pharmaceuticals, Inc. (a)	347	30,179
Sarepta Therapeutics, Inc. (a)	28,509	620,356
Structure Therapeutics, Inc. (a)	3,590	173,038
Surrozen, Inc. (a)	1,231	35,859
Sutro Biopharma, Inc. (a)	1,518	37,813
Syndax Pharmaceuticals, Inc. (a)	57,682	1,347,452
Tarsus Pharmaceuticals, Inc. (a)	381	26,727
Travere Therapeutics, Inc. (a)	28,766	854,638
Tyra Biosciences, Inc. (a)	1,694	64,880
Ultragenyx Pharmaceutical, Inc. (a)	10,745	225,108
United Therapeutics Corp. (a)	5,643	3,346,186
Vaxcyte, Inc. (a)	15,902	924,065
Vir Biotechnology Inc. (a)	5,275	47,264
Viridian Therapeutics, Inc. (a)	14,931	292,050
Whitehawk Therapeutics, Inc. (a)	702	2,422
Xeris Biopharma Holdings, Inc. (a)	137,293	796,299
Xponential Fitness, Inc. (a)	106,387	640,450
Zoetis, Inc.	8,552	1,010,932
Moderna, Inc. (a) (c)	2,924	148,539
Viking Therapeutics, Inc. (a)	4,633	150,758
Exelixis, Inc. (a)	13,795	591,669
Madrigal Pharmaceuticals, Inc. (a)	194	101,553
		41,239,548
Cable & Satellite — 0.0%
Charter Communications, Inc. (a)	240	51,811
Comcast Corp. (b)	12,390	355,717
Liberty Broadband Corp. (a)	367	18,460
		425,988

	Number of Shares	Value
Common Stocks — 64.7% (continued)
U.S. Common Stocks — 46.7% (continued)
Chemicals — 0.3%
AdvanSix, Inc.	28,172	$687,397
Albemarle Corp. (b)	1,298	233,030
Dow, Inc. (b)	352	14,661
Ecolab, Inc. (b)	62	16,493
FMC Corp.	45,708	787,092
Ingevity Corp. (a)	2,092	149,013
LSB Industries, Inc. (a)	4,263	63,519
Mosaic Co. (The)	11,207	285,779
Olin Corp.	14,087	418,807
Perimeter Solutions, Inc. (a)	50,000	1,221,000
Sensient Technologies Corp.	615	53,161
Sherwin-Williams Co. (The) (b)	605	193,933
Solstice Advanced Materials, Inc. (b)	874	66,564
Stepan Co.	6,588	329,268
		4,519,717
Commercial Support Services — 0.2%
ADT, Inc.	13,893	91,277
Alarm.com Holdings, Inc. (a) (b)	1,215	52,476
AMN Healthcare Services, Inc. (a)	58,481	1,072,541
Cintas Corp. (b)	1,161	196,372
GEO Group, Inc. (The) (b)	53,852	905,251
Robert Half, Inc.	13,880	352,552
		2,670,469
Construction Materials — 0.0%
Tecnoglass, Inc. (a) (b)	446	19,869
Trex Company, Inc. (a)	1,756	63,954
		83,823
Consumer Services — 0.1%
American Public Education, Inc. (a) (b)	1,165	66,265
Bright Horizons Family Solutions, Inc. (a)	14,652	1,203,369
PROG Holdings, Inc.	9,613	275,797
		1,545,431
Containers & Packaging — 0.1%
AptarGroup, Inc.	1,349	170,001
Crown Holdings, Inc. (b)	6,780	679,695
		849,696
Diversified Industrials — 0.1%
3M Co.	4,239	615,630
Honeywell International, Inc. (b)	126	28,480
Illinois Tool Works, Inc. (b)	457	118,953
ITT, Inc.	1,961	373,629
		1,136,692
Diversified Telecommunication Services — 0.2%
Globalstar, Inc. (a)	40,473	2,688,216

E-Commerce Discretionary — 1.9%
Amazon.com, Inc. (a) (b)	115,951	24,149,115
Chewy, Inc. (a)	60,607	1,636,389
MercadoLibre, Inc. (a)	298	515,248
The RealReal, Inc. (a)	3,129	28,411
		26,329,163
Electric Utilities — 0.5%
Ameren Corp. (b)	146	16,048
American Electric Power Company, Inc.	3,787	496,400
Duke Energy Corp. (b)	3,719	486,966
Edison International (b)	20,130	1,473,113
Exelon Corp. (b)	337	16,520
FirstEnergy Corp. (b)	2,920	147,927
NextEra Energy, Inc.	11,309	1,050,380
NRG Energy, Inc.	1,522	222,425
PG&E Corp.	121,281	2,130,907
Public Service Enterprise Group, Inc. (b)	67	5,424
Southern Co. (The) (b)	892	86,096
Talen Energy Corp. (a)	2,215	707,094
Xcel Energy, Inc. (b)	4,506	357,957
		7,197,257
Electrical Equipment — 1.2%
Acuity, Inc.	792	221,934
Advanced Energy Industries, Inc.	45	14,522
AMETEK, Inc. (b)	478	102,464
Amphenol Corp. (b)	58,603	7,404,488
Bel Fuse, Inc.	1,013	200,554
Belden, Inc.	2,528	290,290
Bloom Energy Corp. (a)	5,997	812,534
Evolv Technologies Holdings, Inc. (a)	157,343	951,925
Forgent Power Solutions, Inc. (a) (b)	14,407	421,693
GE Vernova, Inc. (b)	2,261	1,973,627

	Number of Shares	Value
Common Stocks — 64.7% (continued)
U.S. Common Stocks — 46.7% (continued)
Electrical Equipment — 1.2% (continued)
Hayward Holdings, Inc. (a)	127,692	$1,708,519
Mesa Laboratories, Inc.	931	82,319
Modine Manufacturing Co. (a) (b)	1,907	413,266
Napco Security Technologies, Inc. (a)	14,626	576,118
Net Power, Inc. (a)	20,056	31,287
Otis Worldwide Corp. (b)	151	11,639
Vertiv Holdings Co. (b)	5,257	1,317,299
Nextpower, Inc. (a)	3,990	480,995
		17,015,473
Engineering & Construction — 0.4%
AECOM (b)	1,567	132,913
Centuri Holdings, Inc. (a) (b)	3,407	99,518
Comfort Systems USA, Inc. (b)	1,712	2,360,830
EMCOR Group, Inc.	704	519,770
Fluor Corp. (a) (b)	6,150	286,898
Granite Construction, Inc. (b)	254	30,450
Latham Group, Inc. (a) (b)	93,210	500,538
Montrose Environmental Group, Inc. (a)	19,614	429,350
Orion Group Holdings, Inc. (a)	68,908	751,097
TSS, Inc. (a)	17,794	231,500
		5,342,864
Entertainment Content — 0.2%
Liberty Live Holdings, Inc. (a) (b)	2,568	235,332
ROBLOX Corp. (a)	15,467	874,813
Take-Two Interactive Software, Inc. (a)	3,427	676,833
Walt Disney Co. (The) (b)	8,553	824,337
Warner Bros Discovery, Inc. (a)	533	14,636
Versant Media Group, Inc. (a)	6,276	232,338
		2,858,289
Financials — 0.0%
Orange County Bancorp, Inc. (a)	383	12,248
BlackRock, Inc. (b)	28	26,928
		39,176
Food — 0.1%
BellRing Brands, Inc. (a)	23,100	371,679
Cal-Maine Foods, Inc.	5,422	429,151
Darling Ingredients, Inc. (a)	6,906	427,136
Mama's Creations, Inc. (a)	15,238	233,751
Tyson Foods, Inc.	4,869	311,957
		1,773,674
Forestry, Paper & Wood Products — 0.0%
Louisiana-Pacific Corp.	2,468	179,547

Gas & Water Utilities — 0.1%
BKV Corp. (a)	24,736	705,471
Middlesex Water Co.	1,096	57,047
York Water Co. (The)	4,467	136,020
		898,538
Health Care Facilities & Services — 1.6%
Agilon Health, Inc. (a)	3,710	29,346
Brookdale Senior Living, Inc. (a)	130,662	1,787,456
Cardinal Health, Inc.	2,410	509,257
Cencora, Inc.	3,775	1,185,879
Centene Corp. (a) (b)	109,930	3,599,108
Chemed Corp.	678	256,108
Cigna Group (The)	700	186,725
Community Health Systems, Inc. (a)	112,237	329,977
CVS Health Corp. (b)	1,864	133,872
Encompass Health Corp.	3,610	349,195
Ensign Group, Inc. (The)	415	83,623
HCA Healthcare, Inc.	1,959	927,077
HealthEquity, Inc. (a)	37,870	3,164,796
Henry Schein, Inc. (a)	1,605	118,289
Humana, Inc.	2,241	388,567
IQVIA Holdings, Inc. (a)	1,256	214,198
Medpace Holdings, Inc. (a)	2,011	965,662
Molina Healthcare, Inc. (a)	12,692	1,691,844
NeoGenomics, Inc. (a)	184,528	1,369,198
Oncology Institute, Inc. (The) (a)	203,593	625,031
Pennant Group, Inc. (The) (a)	6,328	192,877
Progyny, Inc. (a)	102,265	1,736,460
Sonida Senior Living, Inc. (a)	15,477	499,133
Sotera Health Co. (a)	24,739	354,757
Tenet Healthcare Corp. (a) (b)	1,959	369,683
UnitedHealth Group, Inc. (b)	2,260	611,533
Universal Health Services, Inc. (b)	464	83,042
US Physical Therapy, Inc.	3,879	290,770
		22,053,463

	Number of Shares	Value
Common Stocks — 64.7% (continued)
U.S. Common Stocks — 46.7% (continued)
Home & Office Products — 0.2%
Arhaus, Inc. (a)	229,491	$1,555,949
Leggett & Platt, Inc. (b)	65,048	642,674
Newell Brands, Inc.	139,455	478,331
		2,676,954
Home Construction — 0.1%
Champion Homes, Inc. (a) (b)	1,329	98,838
Masco Corp. (b)	4,572	276,012
Mohawk Industries, Inc. (a)	9,513	936,651
		1,311,501
Household Products — 0.8%
Church & Dwight Company, Inc.	32,279	3,012,276
Colgate-Palmolive Co.	458	39,035
Kenvue, Inc. (b)	7,100	122,404
Procter & Gamble Co. (The) (b)	49,483	7,147,324
elf Beauty, Inc. (a) (b)	4,871	295,231
		10,616,270
Industrial Intermediate Products — 0.6%
Chart Industries, Inc. (a) (b)	3,036	627,693
Janus International Group, Inc. (a)	112,021	576,908
Mayville Engineering Company, Inc. (a)	14,336	257,331
Mueller Industries, Inc.	4,659	516,217
RBC Bearings, Inc. (a) (b)	4,494	2,440,782
Valmont Industries, Inc. (b)	4,408	1,761,305
Xometry, Inc. (b)	44,147	1,802,963
		7,983,199
Industrial Support Services — 0.1%
Core & Main, Inc. (a) (b)	4,758	235,045
SiteOne Landscape Supply, Inc. (a)	2,666	354,871
Transcat, Inc. (a)	4,390	322,446
		912,362
Institutional Financial Services — 0.3%
Bank of New York Mellon Corp. (The)	12,446	1,476,468
Cboe Global Markets, Inc.	1,187	333,630
CME Group, Inc. (b)	1,348	398,132
Evercore, Inc.	1,650	492,542
Intercontinental Exchange, Inc. (b)	927	145,799
Jefferies Financial Group, Inc.	8,196	338,249
Morgan Stanley (b)	886	145,809
Northern Trust Corp.	892	124,496
State Street Corp.	176	22,275
Tradeweb Markets, Inc.	156	18,355
		3,495,755
Insurance — 0.8%
Allstate Corporation (The) (b)	113	23,429
American International Group, Inc. (b)	66	4,967
Berkshire Hathaway, Inc. (a) (b)	15,288	7,326,009
CNA Financial Corp.	2,245	103,090
Everest Group Ltd.	1,650	539,303
Globe Life, Inc.	154	21,432
Hartford Insurance Group, Inc. (The)	646	87,359
Loews Corp.	15	1,601
Markel Group, Inc. (a)	61	116,758
MetLife, Inc.	1,307	92,431
Neptune Insurance Holdings, Inc. (a)	2,198	53,170
Progressive Corp. (The)	4,933	977,918
Reinsurance Group of America, Inc.	1,872	382,188
Selective Insurance Group, Inc.	14,989	1,130,021
Tiptree Financial, Inc.	1,387	23,468
Travelers Companies, Inc. (The) (b)	2,543	741,742
		11,624,886
Interactive Media & Services — 0.0%
Snap Inc. (a)	5,051	23,235

Internet Media & Services — 3.2%
Airbnb, Inc. (a) (b)	13,433	1,696,319
Alphabet, Inc. (b)	19,818	5,684,991
Alphabet, Inc. (b)	46,875	13,479,375
Booking Holdings, Inc. (b)	437	1,839,910
Groupon, Inc. (a)	49,277	586,396
Match Group, Inc.	37,128	1,140,201
Meta Platforms, Inc. (b)	26,912	15,397,162
Uber Technologies, Inc. (a) (b)	48,971	3,522,484
VeriSign, Inc.	3,937	977,793
Ziff Davis, Inc. (a) (b)	7,700	323,092
		44,647,723
Leisure Facilities & Services — 1.2%
Chipotle Mexican Grill, Inc. (a) (b)	22,440	718,304
Dave & Buster's Entertainment, Inc. (a)	117,020	1,267,327
DraftKings, Inc. (a) (b)	55,249	1,194,483

	Number of Shares	Value
Common Stocks — 64.7% (continued)
U.S. Common Stocks — 46.7% (continued)
Leisure Facilities & Services — 1.2% (continued)
Las Vegas Sands Corp. (b)	16,427	$885,087
Live Nation Entertainment, Inc. (a)	4,845	738,911
Madison Square Garden Sports Corp. (a)	2,168	696,795
Marriott International, Inc.	13,250	4,333,679
Norwegian Cruise Line Holdings Ltd. (a) (b)	118,092	2,208,321
Papa John's International, Inc.	11,393	369,247
Planet Fitness, Inc. (a)	194	14,430
Sweetgreen, Inc. (a)	104,637	543,066
Texas Roadhouse, Inc. (b)	4,725	780,287
TKO Group Holdings, Inc.	9,302	1,875,749
Viking Holdings Ltd. (a) (b)	11,230	825,180
		16,450,866
Leisure Products — 0.1%
Clarus Corp.	166,802	453,701
Malibu Boats, Inc. (a)	5,239	135,795
Mattel, Inc. (a) (b)	10,396	151,054
Thor Industries, Inc. (b)	869	69,424
		809,974
Machinery — 0.4%
AGCO Corp. (b)	2,346	271,831
Cadre Holdings, Inc.	51,184	1,570,325
Crane Co. (a)	486	83,106
CSW Industrials, Inc. (b)	1,015	264,489
Energy Recovery, Inc. (a)	30,003	302,130
Enerpac Tool Group Corp. (b)	5,329	194,349
Flowserve Corp.	15,731	1,156,386
Graham Corp.	6,011	474,388
Middleby Corp. (The) (a) (b)	625	82,863
Toro Co. (The)	936	87,460
Veralto Corp. (b) (d)	4,984	440,685
Xylem, Inc. (b)	2,081	248,680
		5,176,692
Medical Equipment & Devices — 2.2%
Abbott Laboratories	1,199	123,101
Avantor, Inc. (a)	55,146	432,345
Azenta, Inc.	135	2,853
Bio-Techne Corp.	2,040	106,610
Bioventus, Inc. (a) (c)	2,547	23,254
Boston Scientific Corp. (a) (b)	3,435	215,546
Bruker Corp. (c)	2,146	77,514
Danaher Corp. (b)	5,286	1,002,226
Glaukos Corp. (a)	730	78,592
Globus Medical, Inc. (a) (b)	1,545	133,117
Haemonetics Corp. (a)	16,186	912,243
Hologic, Inc. (a)	11,343	857,417
IDEXX Laboratories, Inc. (a)	5,038	2,830,802
Illumina, Inc. (a)	1,361	167,757
Inspire Medical Systems, Inc. (a)	840	43,327
Insulet Corp. (a)	2,837	595,316
Intuitive Surgical, Inc. (a) (b)	1,011	466,061
McKesson Corp. (b)	5,660	4,897,937
Merit Medical Systems, Inc. (a)	22,180	1,528,867
Mettler-Toledo International, Inc. (a)	2,344	2,956,253
Natera, Inc. (a) (b)	14,481	2,896,055
Neogen Corp. (a)	40,032	371,897
Omnicell, Inc. (a)	932	31,110
OrthoPediatrics Corp. (a)	9,852	156,351
Owlet, Inc. (a)	16,532	84,974
Repligen Corp. (a)	2,669	314,462
Revvity, Inc.	1,732	151,741
SS Innovations International, Inc. (a)	2,404	12,020
Stryker Corp. (b)	12,030	3,952,938
Thermo Fisher Scientific, Inc. (b)	626	307,698
Waters Corp. (a)	14,080	4,193,024
Bio-Rad Laboratories, Inc. (a)	359	100,071
		30,023,479
Metals & Mining — 0.6%
Alcoa Corp. (b)	9,938	659,188
Avino Silver & Gold Mines Ltd. (a)	767	4,847
Coeur Mining, Inc. (a) (b)	78,369	1,470,986
Freeport-McMoRan, Inc. (b)	13,705	805,580
Hallador Energy Co.	54,142	881,432
International Tower Hill Mines Ltd. (a)	379,221	872,208
Ivanhoe Electric, Inc. (a)	34,099	403,050
Newmont Corp. (b)	9,802	1,061,067
Northern Dynasty Minerals Ltd. (a) (c)	616,756	863,458
Peabody Energy Corp.	2,059	67,844

	Number of Shares	Value
Common Stocks — 64.7% (continued)
U.S. Common Stocks — 46.7% (continued)
Metals & Mining — 0.6% (continued)
Ramaco Resources, Inc.	29,941	$462,888
Royal Gold, Inc.	1,507	383,516
Uranium Energy Corp. (a) (b)	819	11,057
Vista Gold Corp. (a)	219,661	430,536
		8,377,657
Oil & Gas Producers — 0.8%
Antero Resources Corp. (a)	9,041	383,700
Cheniere Energy, Inc.	1,113	315,825
Chevron Corp.	4,412	912,843
ConocoPhillips	4,760	628,320
Delek US Holdings, Inc.	3,233	145,711
Expand Energy Corp. (b)	27,628	3,033,002
Exxon Mobil Corp. (b)	5,793	982,840
Kinder Morgan, Inc. (b)	1,308	43,857
Kosmos Energy Ltd. (a)	120,554	335,140
Phillips 66	3,996	727,991
Range Resources Corp.	79,819	3,606,223
Williams Companies, Inc. (The) (b)	1,608	117,030
		11,232,482
Oil & Gas Services & Equipment — 0.4%
Atlas Energy Solutions, Inc.	109,306	1,434,095
Flotek Industries, Inc. (a)	181	3,072
Innovex International, Inc. (a)	7,390	180,242
Matrix Service Co. (a)	48,338	554,920
National Energy Services Reunited Corp. (a)	35,088	753,339
Oceaneering International, Inc. (a) (b)	39,942	1,416,743
ProPetro Holding Corp. (a)	12,762	183,900
Select Water Solutions, Inc.	12,224	187,027
Solaris Energy Infrastructure, Inc. (b)	19,671	1,111,608
		5,824,946
Pharmaceuticals — 0.2%
Vera Therapeutics, Inc. (a)	52,881	2,127,403

Private Equity — 0.0%
Swiftmerge Acquisition Corp. (a) (e) (f)	1,728	14,325
Ultra Rare Earth, Inc. (a)	35,700	142,800
		157,125
Publishing & Broadcasting — 0.1%
Liberty Media Corp.-Liberty Formula One (a)	10,520	894,410
New York Times Co. (The)	1,740	145,690
News Corp.	3,925	97,850
		1,137,950
Real Estate Owners & Developers — 0.0%
Howard Hughes Holdings, Inc. (a) (b)	4,391	277,775

Real Estate Services — 0.1%
CBRE Group, Inc. (a) (b)	3,042	412,069
Compass, Inc. (a)	67,803	495,641
Jones Lang LaSalle, Inc. (a) (b)	526	160,072
		1,067,782
REITs — 0.4%
COPT Defense Properties	6,437	196,972
Healthpeak Properties, Inc.	47,731	784,220
LTC Properties, Inc.	8,555	317,904
Omega Healthcare Investors, Inc.	17,275	756,991
Rayonier, Inc.	41,936	864,720
Realty Income Corp. (b)	6,888	421,408
Ventas, Inc. (b)	38	3,108
VICI Properties, Inc. (b)	2,363	64,557
Welltower, Inc.	6,455	1,276,218
Weyerhaeuser Co.	36,527	892,355
		5,578,453
Renewable Energy — 0.5%
Ameresco, Inc. (a)	19,400	494,700
Array Technologies, Inc. (a) (b)	118,857	859,336
EnerSys	995	172,851
Enphase Energy, Inc. (a)	19,568	739,866
First Solar, Inc. (a)	12,640	2,493,367
FuelCell Energy, Inc. (a)	121,993	796,614
Shoals Technologies Group, Inc. (a) (b)	259,044	1,704,510
		7,261,244
Retail - Consumer Staples — 0.5%
Walgreens Boots Alliance, Inc. (a)	67,537	35,795
Costco Wholesale Corp.	492	490,244
Dollar General Corp.	4,820	572,279
Dollar Tree, Inc. (a) (b)	3,886	425,556
Five Below, Inc. (a)	5,835	1,333,181
Grocery Outlet Holding Corp. (a) (b)	13,640	96,162

	Number of Shares	Value
Common Stocks — 64.7% (continued)
U.S. Common Stocks — 46.7% (continued)
Retail - Consumer Staples — 0.5% (continued)
Ollie's Bargain Outlet Holdings, Inc. (a)	858	$78,970
Walmart, Inc.	29,233	3,633,077
Sprouts Farmers Market, Inc. (a)	641	49,440
		6,714,704
Retail - Discretionary — 1.6%
Abercrombie & Fitch Co. (a)	11,944	1,091,323
ATRenew, Inc. (a)	101,629	476,640
Bath & Body Works, Inc.	8,209	153,262
Best Buy Company, Inc. (b)	10,211	655,546
Burlington Stores, Inc. (a) (b)	1,361	442,842
CarMax, Inc. (a)	10,519	437,380
Cloudflare, Inc. (a)	55,921	11,538,740
Ferguson Enterprises, Inc. (a) (b)	568	132,492
Gap, Inc. (The)	21,000	508,200
Home Depot, Inc. (The) (b)	11,873	3,904,912
MarineMax, Inc. (a)	44,138	1,194,374
Mister Car Wash, Inc. (a)	292,439	2,038,300
Ross Stores, Inc. (b)	1,130	244,792
TJX Companies, Inc. (The) (b)	123	19,643
		22,838,446
Semiconductors — 5.6%
Advanced Micro Devices, Inc. (a) (b)	20,039	4,076,534
Allegro MicroSystems, Inc. (a)	978	30,836
Ambiq Micro, Inc. (a)	6,180	157,034
Amkor Technology, Inc.	1,875	84,431
Analog Devices, Inc. (b)	1,369	435,534
Applied Materials, Inc. (b)	14,745	5,039,694
Arteris, Inc. (a) (b)	19,422	319,298
Astera Labs, Inc. (a)	23,804	2,608,918
Broadcom, Inc. (b)	28,599	8,851,676
Coherent Corp. (a)	939	223,679
Cree, Inc. (a)	57,928	320,342
GlobalFoundries, Inc. (a)	481	21,395
Intel Corp. (a) (b)	41,293	1,822,260
KLA Corp. (b)	845	1,244,186
Lam Research Corp. (b)	21,450	4,583,007
Microchip Technology, Inc.	6,833	441,480
Micron Technology, Inc. (b)	10,480	3,540,563
MKS, Inc.	1,249	287,033
NVIDIA Corp. (b)	208,235	36,316,168
QUALCOMM, Inc. (b)	1,844	237,470
Skyworks Solutions, Inc.	3,060	163,863
Teradyne, Inc.	4,046	1,199,477
Texas Instruments, Inc. (b)	25,973	5,042,398
Vishay Precision Group, Inc. (a)	5,256	228,216
Sandisk Corp. (a)	507	322,117
		77,597,609
Software — 4.3%
ACV Auctions, Inc. (a)	96,180	407,803
Adobe, Inc. (a) (b)	6,566	1,596,063
Agilysys, Inc. (a) (b)	2,576	183,257
Akamai Technologies, Inc. (a) (b)	627	72,011
American Bitcoin Corp. (a)	177,619	164,191
Atlassian Corp. (a)	10,161	693,488
AvePoint, Inc. (a)	32,229	306,498
Bill.Com Holdings, Inc. (a)	64,906	2,485,900
Concentrix Corp. (c)	34,233	936,615
Crowdstrike Holdings, Inc. (a)	7,005	2,734,822
Datadog, Inc. (a)	35,887	4,236,460
Docusign, Inc. (a)	3,025	143,415
DoubleVerify Holdings, Inc. (a)	23,455	222,823
Fortinet, Inc. (a) (b)	35,653	2,913,563
HubSpot, Inc. (a)	2,565	626,117
Manhattan Associates, Inc. (a)	5,154	686,100
Microsoft Corp. (b)	66,479	24,608,531
MongoDB, Inc. (a) (b)	12,214	2,989,621
nCino, Inc. (a)	14,856	230,962
Nutanix, Inc. (a)	18,989	721,772
Oracle Corp. (b)	7,248	1,066,253
Palantir Technologies, Inc. (a) (b)	10,908	1,595,622
Paylocity Holding Corp. (a)	1,240	133,970
PDF Solutions, Inc. (a)	1,565	51,191
Pegasystems, Inc.	4,589	195,308
Procore Technologies, Inc. (a)	265	15,105
Rimini Street, Inc. (a)	211,681	1,731,551
Salesforce, Inc. (b)	3,052	569,717
ServiceNow, Inc. (a) (b)	10,060	1,051,773
Snowflake, Inc. (a) (b)	13,574	2,047,231
Varonis Systems, Inc. (a) (b)	8,252	177,170

	Number of Shares	Value
Common Stocks — 64.7% (continued)
U.S. Common Stocks — 46.7% (continued)
Software — 4.3% (continued)
Veeva Systems, Inc. (a) (b)	3,540	$621,836
Vertex, Inc. (a) (b)	27,160	322,932
Weave Communications, Inc. (a)	134,458	621,196
Zoom Communications, Inc. (a)	11,429	918,777
ZoomInfo Technologies, Inc. (a)	231,421	1,383,898
		59,463,542
Specialty Finance — 0.5%
Air Lease Corp.	7,195	467,243
Alerus Financial Corp.	1,041	24,682
American Express Co. (b)	1,242	375,680
Capital One Financial Corp. (b)	10,178	1,856,773
Dynex Capital, Inc.	1,904	24,295
Fidelity National Financial, Inc.	75,736	3,512,636
MGIC Investment Corp.	2,865	75,206
OneMain Holdings, Inc. (a)	6,669	356,725
Synchrony Financial	2,342	159,303
		6,852,543
Specialty Retail — 0.1%
Lululemon Athletica, Inc. (a) (b)	4,254	651,288
Ulta Beauty, Inc. (a) (b)	261	136,427
		787,715
Steel — 0.1%
Carpenter Technology Corp.	1,567	617,633
Ryerson Holding Corp.	17,841	401,066
		1,018,699
Technology Hardware — 3.4%
Anterix, Inc. (a) (b)	13,745	524,922
Apple, Inc. (b)	106,824	27,110,862
Applied Optoelectronics, Inc. (a)	13,288	1,124,032
Arista Networks, Inc. (a) (b)	5,547	681,061
Arrow Electronics, Inc. (a)	1,045	149,863
BK Technologies Corp. (a)	5,457	407,256
Cisco Systems, Inc. (b)	39,617	3,073,882
Corning, Inc. (b)	1,129	153,510
Crane NXT Co.	9,142	371,074
Enovix Corp. (a)	365,512	1,893,352
Everpure, Inc. (a)	9,522	562,179
Extreme Networks, Inc. (a)	8,478	127,848
HP, Inc.	30,725	590,227
Kopin Corp. (a)	188,259	423,583
Lumentum Holdings, Inc. (a)	703	494,040
Motorola Solutions, Inc.	1,207	523,802
NCR Voyix Corp. (a)	418,170	2,647,016
NETGEAR, Inc. (a)	27,008	589,855
Powerfleet, Inc. (a)	397,625	1,224,685
TD SYNNEX Corp.	4,967	837,983
Teledyne Technologies, Inc. (a)	2,449	1,481,669
TTM Technologies, Inc. (a)	2,509	244,427
Ubiquiti, Inc.	351	277,392
Western Digital Corp. (b)	5,864	1,586,153
Dolby Laboratories, Inc. (a)	248	14,895
		47,115,568
Technology Services — 2.1%
Affirm Holdings, Inc. (a)	5,444	249,444
Amentum Holdings, Inc. (a) (b)	19,415	506,343
ASGN, Inc. (a)	7,293	282,312
Automatic Data Processing, Inc. (b)	15,375	3,123,893
Chime Financial, Inc. (a)	71,713	1,343,184
Corpay, Inc. (a)	837	243,559
CoStar Group, Inc. (a)	29,248	1,179,864
Equifax, Inc. (b)	2,152	387,511
ExlService Holdings, Inc. (a)	38,323	1,166,935
Fidelity National Information Services, Inc.	3,527	165,452
Gartner, Inc. (a)	7,189	1,138,306
Global Payments, Inc.	2,275	153,108
Green Dot Corp. (a)	121,479	1,362,994
Grid Dynamics Holdings, Inc. (a)	79,807	454,900
International Business Machines Corp. (b)	3,323	805,462
Jack Henry & Associates, Inc.	176	27,815
Kyndryl Holdings, Inc. (a)	19,551	256,509
MarketAxess Holdings, Inc.	3,474	573,141
Mastercard, Inc. (b)	31	15,489
MSCI, Inc.	1,471	792,884
PayPal Holdings, Inc.	5,893	266,540
S&P Global, Inc. (b)	38	16,163
Science Applications International Corp. (b)	184	17,465
Toast, Inc. (a)	40,942	1,085,372
Visa, Inc. (b)	45,691	13,809,647
WEX, Inc. (a)	1,055	161,457
		29,585,749

	Number of Shares	Value
Common Stocks — 64.7% (continued)
U.S. Common Stocks — 46.7% (continued)
Telecommunications — 0.2%
Cogent Communications Holdings, Inc. (b)	66,366	1,250,335
EchoStar Corp. (a)	1,999	234,023
Telephone and Data Systems, Inc. (b)	2,931	123,395
T-Mobile US, Inc. (b)	1,138	239,014
WhiteFiber, Inc. (a)	74,529	887,640
		2,734,407
Tobacco & Cannabis — 0.7%
Altria Group, Inc. (b)	5,776	381,158
Philip Morris International, Inc. (b)	56,627	9,362,708
		9,743,866
Transportation & Logistics — 0.5%
Alaska Air Group, Inc. (a) (b)	31,700	1,165,926
Bristow Group, Inc. (a)	361	16,927
CH Robinson Worldwide, Inc. (b)	1,204	199,948
Delta Air Lines, Inc. (b)	8,552	568,537
FedEx Corp. (b)	6,564	2,337,965
JB Hunt Transport Services, Inc.	3,833	812,213
Knight-Swift Transportation Holdings, Inc.	383	22,053
Landstar System, Inc.	1,191	190,929
Norfolk Southern Corp. (b)	833	239,071
Southwest Airlines Co. (b)	7,395	277,830
Union Pacific Corp. (b)	2,146	520,663
United Airlines Holdings, Inc. (a) (b)	8,895	818,963
United Parcel Service, Inc. (b)	1,984	195,186
		7,366,211
Transportation Equipment — 0.1%
Cummins, Inc. (b)	1,626	874,821
Wabash National Corp. (a)	45,388	391,245
Westinghouse Air Brake Technologies Corp. (b)	82	20,493
		1,286,559
Wholesale - Consumer Staples — 0.0%
Sysco Corp. (b)	6,294	448,951
Total U.S. Common Stocks (Cost $625,903,375)		650,887,496

Foreign Common Stocks — 18.0%
Argentina — 0.1%
Cresud SACIF Y.A. (c)	95,756	1,218,016
IRSA Inversiones y Representaciones S.A. (a)	1,924	31,188
Telecom Argentina S.A. (a)	34,399	402,124
		1,651,328
Australia — 0.5%
BHP Group Ltd. (b) (d)	24,209	884,554
Champion Iron Ltd. (a) (c) (d)	214,501	789,795
Deterra Royalties Ltd. (c) (d)	300,515	841,483
Meteoric Resources NL (a) (d)	2,484,068	288,854
Paladin Energy Ltd. (a) (c) (d)	204,480	1,618,969
Paladin Energy Ltd. (a)	181,519	1,451,004
PLS Group Ltd. (a) (d)	174,826	638,259
Treasury Wine Estates Ltd. (c) (d)	193,582	502,905
		7,015,823
Bermuda — 0.2%
Arch Capital Group Ltd. (a) (b)	55	5,279
Axis Capital Holdings Ltd.	16,049	1,627,529
Genpact Ltd. (b)	17,587	655,116
		2,287,924
Brazil — 0.4%
Arcos Dorados Holdings, Inc.	3,936	32,472
Axia Energia (d)	93,002	1,050,702
BrasilAgro - Company Brasileira de Propriedades (d)	139,800	574,060
Itau Unibanco Holding S.A. (b)	5,258	44,062
Petroleo Brasileiro S.A. - Petrobras (b)	7,395	153,446
SLC Agricola S.A. (a) (d)	218,637	786,356
Vale S.A. (b) (d)	152,691	2,431,041
Vale S.A.	12,776	203,266
		5,275,405
Canada — 5.1%
A2Z Cust2Mate Solutions Corp. (a)	5,765	38,453
Aecon Group, Inc. (b)	21,600	649,196
Air Canada (a) (b)	37,000	481,950
Algoma Steel Group, Inc. (a)	14,884	61,471
Americas Gold & Silver Corp. (a) (b)	365,912	1,909,653
Appia Rare Earths & Uranium Corp. (a)	978,500	154,786
Aris Mining Corp. (a)	25,431	472,204
Aritzia, Inc. (a) (b)	11,800	962,933

	Number of Shares	Value
Common Stocks — 64.7% (continued)
Foreign Common Stocks — 18.0% (continued)
Canada — 5.1% (continued)
Badger Infrastructure Solutions Ltd.	20,700	$923,174
Barrick Mining Corp. (b)	16,085	656,107
Bitcoin Treasury Corp. (a)	73,700	196,025
Boyd Group Income Fund (b)	6,500	829,800
Bravo Mining Corp. (a)	198,200	485,135
Cameco Corp. (b)	8,819	957,832
Canada Goose Holdings, Inc. (a) (b)	81,602	895,175
Capstone Copper Corp. (a) (b)	87,518	659,955
Celestica, Inc. (a)	891	250,977
Cenovus Energy, Inc.	79,787	2,117,559
Culico Metals, Inc. (a)	125,550	41,516
Definium Therapeutics, Inc. (a) (c)	5,762	108,902
Denison Mines Corp. (a)	301,300	1,067,794
Dollarama, Inc. (b)	8,300	1,018,661
Enerflex Ltd. (a) (b)	74,900	1,566,810
Energy Fuels, Inc. (a) (b)	50,878	928,524
Engene Holdings, Inc. (a)	10,639	72,452
Equinox Gold Corp. (a)	88,387	1,278,076
Extendicare, Inc. (b)	48,700	921,418
Faraday Copper Corp. (a) (b)	270,800	817,598
Foran Mining Corp. (a)	88,984	344,780
G Mining Ventures Corp. (a) (b)	25,000	877,363
Gabriel Resources Ltd. (a)	193,400	15,293
GFL Environmental, Inc. (b)	2,466	102,882
Gildan Activewear, Inc. (b)	7,600	423,242
Gildan Activewear, Inc. (b)	8,285	461,060
Global Atomic Corp. (a)	138,100	79,419
Heliostar Metals Ltd. (a)	355,400	613,155
Highlander Silver Corp. (a) (b)	384,100	2,244,794
i-80 Gold Corp. (a)	1,083,800	1,647,376
IAMGOLD Corp. (a)	400	7,528
Ivanhoe Mines Ltd. (a) (c)	203,552	1,739,798
Kraken Robotics, Inc. (a) (b)	19,200	110,416
Kraken Robotics, Inc. (a) (b)	134,700	772,702
MDA Space Ltd. (a) (b)	2,000	50,640
MDA Space Ltd. (a) (b)	46,900	1,188,093
Mx2 Mining, Inc. (a)	198,300	71,275
Neo Performance Materials, Inc.	179,423	2,834,963
NFI Group Inc. (b)	73,700	1,018,269
Northern Dynasty Minerals Ltd. (a) (c)	752,336	1,049,193
Novagold Resources, Inc. (a)	263,549	2,366,670
Novanta, Inc. (a)	4,101	484,369
Nutrien Ltd.	24,889	1,878,124
Pasofino Gold Ltd. (a)	61,000	39,465
Perpetua Resources Corp. (a)	69	1,940
Power Metallic Mines, Inc. (a)	294,343	222,170
Premium Brands Holdings Corp. (b)	13,500	797,036
Q2 Metals Corp. (a)	6,080	9,397
Real Brokerage, Inc. (The) (a)	403,680	1,009,200
Seabridge Gold, Inc. (a) (c)	101,511	2,878,736
Seabridge Gold, Inc. (a)	78,375	2,221,148
Shopify, Inc. (a)	81,037	9,612,609
Silverco Mining Ltd. (a)	131,300	1,017,478
Somerset Energy Partners Corp. (a) (e) (f)	130,200	23,399
Sprott Physical Uranium Trust (a)	189,380	3,825,446
SSR Mining, Inc. (a) (b)	28,000	823,200
Tamarack Valley Energy Ltd. (a) (b)	171,900	1,421,070
Trillion Energy International, Inc. (a)	903,135	16,256
Uranium Royalty Corp. (a)	474,001	1,730,104
Ur-Energy, Inc. (a)	194,078	289,176
Valeura Energy, Inc. (a)	122,000	1,294,458
Verdera Energy Corp. (a)	411,300	204,009
Victoria Gold Corp. (a)	38,304	192
Vizsla Royalties Corp. (a)	101,600	188,432
Western Copper & Gold Corp. (a)	341,385	866,285
WSP Global, Inc. (b)	5,600	871,541
Xanadu Quantum Technologies Ltd. (a)	57,000	570,000
Xenon Pharmaceuticals, Inc. (a)	2,730	158,750
		70,997,037
Cayman Islands — 0.4%
Consolodated Water Co., Ltd.	5,966	197,594
Credo Technology Group Holding Ltd. (a)	5,850	549,140
Fabrinet (a)	849	442,770
Herbalife Ltd. (a)	14,442	212,586
Inter&Co	61,492	489,476
JOYY, Inc. (a)	1,156	67,499
Kingsoft Cloud Holdings Ltd. (a) (b)	4,981	66,546

	Number of Shares	Value
Common Stocks — 64.7% (continued)
Foreign Common Stocks — 18.0% (continued)
Cayman Islands — 0.4% (continued)
Melco Resorts & Entertainment Ltd. (a) (b)	29,675	$168,554
NU Holdings Ltd. (a)	246,307	3,539,432
Wuxi Biologics Cayman, Inc. (a) (d)	75,000	319,749
		6,053,346
Chile — 0.1%
Empresa Nacional de Telecomunicaciones S.A. (d)	354,653	1,405,197
Empresas CMPC S.A. (d)	306,864	417,430
Empresas Copec S.A. (d)	3,186	22,014
		1,844,641
China — 0.2%
Ascletis Pharma, Inc. (a) (c) (d)	13,000	27,884
Baidu, Inc. (a) (d)	60,650	843,175
CGN Power Co. Ltd. (c) (d) (g)	2,328,000	1,047,366
China Reinsurance Group Corp. (a) (d)	2,091,000	394,714
Guangshen Railway Co. Ltd. (d)	2,468,000	711,704
Changgang Dunxin Enterprise Co. Ltd. (a) (e)	4,640,000	–
Shanghai MicroPort MedBot Group Co. Ltd. (a) (c) (d)	30,500	100,093
WuXi AppTec Co. Ltd. (d)	10,700	161,809
		3,286,745
Cyprus — 0.1%
Astarta Holding plc (d)	44,444	578,867
Frontline plc (b)	4,732	164,958
MHP S.E. (a) (d) (h)	162,326	1,230,179
		1,974,004
Denmark — 0.1%
Coloplast A/S (d)	26,032	1,774,944

Finland — 0.1%
Nanoform Finland plc (a) (d)	261,974	146,785
Stora Enso OYJ (a) (d)	55,961	659,177
		805,962
France — 1.2%
Abivax S.A. (a)	17,718	1,972,899
Amundi S.A. (a) (d) (g)	6,638	570,916
Carrefour S.A. (d)	115,708	2,133,176
Eramet (a) (c) (d)	31,182	1,831,939
EssilorLuxottica S.A. (d)	7,746	1,802,776
EUROAPI SASU (a) (c) (d)	22,285	34,055
L'Oreal S.A. (d)	10,579	4,338,104
LVMH Moet Hennessy Louis Vuitton S.E. (d)	5,792	3,219,587
Teleperformance S.E. (a) (d)	20,464	1,202,265
		17,105,717
Germany — 0.5%
BioNTech SE (a) (b)	20,039	1,781,066
Gerresheimer A.G. (d)	6,249	142,113
Jumia Technologies A.G. (a)	21,762	150,158
K+S A.G. (d)	228,201	4,296,962
		6,370,299
Hong Kong — 0.3%
Bank of East Asia Ltd. (The) (d)	117,800	196,534
China Communications Services Corp. Ltd. (d)	2,930,000	1,587,159
China Gas Holdings Ltd. (d)	333,200	304,765
Hi Sun Technology China Ltd. (a) (d)	3,960,000	211,214
Hua Han Health Industry Holdings Ltd. (a) (e)	6,984,000	–
CECEP COSTIN New Materials Group Ltd. (a) (e)	1,736,000	–
Luks Group Vietnam Holdings Co. Ltd. (d)	1,682,000	198,677
Meituan (a) (d)	79,300	861,788
PAX Global Technology Ltd. (d)	369,000	201,995
SJM Holdings Ltd. (c) (d)	2,822,000	754,276
		4,316,408
Indonesia — 0.1%
First Pacific Company Ltd. (d)	473,000	332,116
Indah Kiat Pulp & Paper Corp. (a) (d)	653,600	395,824
Indofood Sukses Makmur Tbk PT (a) (d)	1,627,400	609,599
Media Nusantara Citra Tbk. PT (d)	19,199,300	234,484
United Tractors Tbk PT (d)	132,400	242,797
		1,814,820
Ireland — 0.5%
Accenture plc (b)	3,101	614,897
Adient plc (a) (b)	3,610	72,958
Alkermes plc (a)	2,571	90,911
Eaton Corp. plc	1,891	676,354
GH Research plc (a)	24,077	338,523

	Number of Shares	Value
Common Stocks — 64.7% (continued)
Foreign Common Stocks — 18.0% (continued)
Ireland — 0.5% (continued)
ICON plc (a)	1,321	$146,182
Linde plc (b)	1,061	526,001
Medtronic plc (b)	29,809	2,582,950
nVent Electric plc	721	85,280
Pentair plc (b)	5,533	481,980
Seagate Technology Holdings plc	3,705	1,451,471
STERIS plc	248	54,840
TE Connectivity plc	209	43,685
		7,166,032
Israel — 0.1%
Cellebrite DI Ltd. (a)	17,953	247,392
Cognyte Software Ltd. (a)	1,571	12,725
Fiverr International Ltd. (a)	14,344	143,727
Nice Ltd. (a) (c)	4,106	452,728
SimilarWeb Ltd. (a)	150,849	393,716
TAT Technologies Ltd. (a)	1,111	45,140
Teva Pharmaceutical Industries Ltd. (b)	712	21,445
		1,316,873
Italy — 0.1%
Prysmian SpA (d)	6,028	704,880
Stevanato Group SpA	18,384	252,780
		957,660
Japan — 0.5%
Daiichi Sankyo Company Ltd. (c) (d)	4,192	73,907
Electric Power Development Co. Ltd. (d)	24,000	660,355
Fukuda Corp. (d)	9,800	521,050
Inpex Corp. (d)	26,700	783,427
Japan Petroleum Exploration Co. (d)	49,100	809,133
Kamigumi Co. Ltd. (d)	23,700	820,123
Kato Sangyo Company Ltd. (d)	5,600	237,674
KYORIN Holdings, Inc. (d)	116,000	1,211,098
Mochida Pharmaceutical Co. Ltd. (d)	600	13,213
Nippon Shinyaku Co. Ltd. (d)	2,275	74,195
Osaka Soda Company Ltd. (c) (d)	5,027	55,515
Tokyo Metro Co. Ltd. (c) (d)	41,100	420,283
West Japan Railway Co. (c) (d)	63,200	1,255,286
		6,935,259
Jersey — 0.2%
Glencore plc (d)	380,137	2,896,626
Man Group plc (a) (d)	117,691	397,649
		3,294,275
Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC (d) (h)	15,400	481,989
NAC Kazatomprom JSC (d) (g)	28,133	2,238,534
		2,720,523
Lebanon — 0.0%
Solidere (a) (e) (h)	32,451	362,640

Liberia — 0.0%
Royal Caribbean Cruises Ltd. (a) (b)	702	193,176

Luxembourg — 0.1%
Spotify Technology S.A. (a) (b)	1,836	890,295

Malaysia — 0.1%
Genting Plantations Berhad (d)	573,900	744,502
Oriental Holdings Berhad (a) (d)	405,800	718,806
		1,463,308
Marshall Islands — 0.0%
DHT Holdings, Inc.	130	2,375
Dorian, L.P.G Ltd. (a)	835	28,557
Navigator Holdings Ltd.	2,094	40,477
		71,409
Mauritius — 0.3%
Golden Agri-Resources Ltd (d)	14,801,200	3,525,775

Mexico — 0.1%
Alpek S.A.B. de C.V. (a) (c) (d)	1,054,706	667,908
Borr Drilling Ltd. (a)	19,930	114,996
Coca-Cola Femsa S.A.B. de C.V.	567	55,311
Nemak S.A.B. de C.V. (a) (d) (g)	2,241,984	437,814
Orbia Advance Corp. S.A.B. de C.V. (a) (d)	538,395	649,450
		1,925,479
Netherlands — 0.3%
AerCap Holdings N.V.	2,286	313,593
ASML Holding N.V. (b)	396	523,049
Elastic N.V. (a)	31,999	1,599,630
InflaRx N.V. (a)	26,677	23,860
Magnum Ice Cream Co. N.V. (The) (a) (c) (d)	15,470	227,078

	Number of Shares	Value
Common Stocks — 64.7% (continued)
Foreign Common Stocks — 18.0% (continued)
Netherlands — 0.3% (continued)
Newamsterdam Pharma Co. N.V. (a) (c)	5,121	$163,923
Pharvaris N.V. (a)	7,370	208,203
QIAGEN N.V.	9,465	378,979
Wolters Kluwer N.V. (d)	6,942	519,335
		3,957,650
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior S.A.	1,909	97,512
Carnival Corp. (a) (b)	43,963	1,137,762
		1,235,274
Peru — 0.0%
Credicorp Ltd.	132	44,772

Philippines — 0.0%
Puregold Price Club, Inc. (d)	587,400	397,138

Puerto Rico — 0.0%
Popular, Inc.	1,318	176,836

Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC (e)	798,487	–
Etalon Group plc (a) (e) (h)	599,848	–
Etalon Group plc (a) (e) (h)	84,223	–
Federal Grid Company of Unified Energy System (a) (e)	1,019,443,892	–
Gazprom PJSC (a) (e)	1,409,587	–
Lenta International Co. PJSC (a) (e)	351,208	–
LSR Group PJSC (e)	96,020	–
Polyus PJSC (a) (e) (h)	34,231	–
RusHydro PJSC (e)	354,557,380	–
Sberbank of Russia PJSC (a) (e)	688,194	–
VTB Bank PJSC (a) (e)	530,060	–
		–
Singapore — 0.1%
First Resources Ltd. (d)	181,300	408,475
Hafnia Ltd.	5,433	41,291
Karooooo Ltd.	6,303	314,142
Yoma Strategic Holdings Ltd. (a) (d)	3,727,300	219,184
		983,092
South Africa — 0.8%
Impala Plantinum Holdings Ltd. (a) (c) (d)	243,560	3,579,496
Sibanye Stillwater Ltd. (a) (d)	365,904	1,118,919
Valterra Platinum Ltd. (a) (d)	77,120	6,629,790
		11,328,205
South Korea — 1.5%
Chong Kun Dang Pharmaceutical Corp. (d)	17,096	1,008,809
DL E&C CO, Ltd. (a) (d)	45,330	2,002,044
GS Holdings Corp. (d)	28,081	1,157,093
Hankook Tire Worldwide Co. Ltd. (d)	44,594	705,495
Hyundai Department Store Co. Ltd. (d)	6,916	365,174
Korea Electric Power Corp.	59,164	843,087
Korea Electric Power Corp. (d)	44,544	1,223,536
Korean Air Lines Company Ltd. (a) (d)	45,052	711,729
KT Corp.	129,905	2,786,463
LG Corp. (d)	47,006	2,568,487
LG Uplus Corp. (a) (d)	464,419	4,690,388
LOTTE Chemical Corp. (d)	13,816	734,972
LX Holdings Corp. (d)	67,023	353,754
LX International Corp. (a) (d)	9,726	289,116
Pan Ocean Company Ltd. (d)	269,106	890,605
Pyeong Hwa Automotive Co. Ltd. (d)	29,774	241,860
		20,572,612
Spain — 0.1%
Amadeus IT Group S.A. (d)	29,440	1,673,532

Sri Lanka — 0.0%
Hemas Holdings plc (d)	1,980,919	187,482

Sweden — 0.2%
Atlas Copco A.B. (d)	161,520	2,840,969
Hansa Biopharma A.B. (a) (d)	5,173	17,560
Greater Than A.B. (a) (d)	278,882	309,488
		3,168,017
Switzerland — 0.5%
Amrize Ltd. (a) (b)	1,842	103,189
Chubb Ltd. (b)	6,346	2,068,351
Garmin Ltd. (b)	1,560	361,936
Lithium Argentina A.G. (a)	163,100	1,089,508
Sportradar Group A.G. (a)	195,233	3,268,201
		6,891,185

	Number of Shares	Value
Common Stocks — 64.7% (continued)
Foreign Common Stocks — 18.0% (continued)
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. (b)	43,047	$14,547,734

Thailand — 0.2%
Bangkok Bank Public Co. Ltd. (a) (d)	318,200	1,625,734
Kasikornbank PCL (a) (d)	100,500	582,035
		2,207,769
United Arab Emirates — 0.0%
Kyivstar Group Ltd. (a)	42,570	430,808

United Kingdom — 1.5%
Amarin Corp. plc (a)	2,491	36,020
Anglogold Ashanti plc (b)	5,167	503,059
Bicycle Therapeutics plc (a)	3,375	15,660
BP plc (b)	239	11,233
British American Tobacco plc (b)	22,649	1,324,287
CK Hutchison Holdings Ltd. (d)	320,000	2,459,327
Close Brothers Group PLC (a) (d)	135,113	719,688
Endava plc (a)	49,372	218,224
Ferroglobe plc	116,187	478,690
GSK plc (c)	37,687	2,079,946
LivaNova plc (a)	16,197	1,029,481
Melrose Industries plc (d)	61,900	416,952
PureTech Health plc (a) (d)	17,100	24,560
Roivant Sciences Ltd. (a)	19,442	538,543
Royalta Pharma plc (a) (b)	21,881	1,049,632
Sage Group plc (The) (d)	106,772	1,192,497
Schroders plc (d)	54,149	412,877
Shell plc (b)	5,354	497,922
TechnipFMC plc (a)	26,127	1,806,161
Travis Perkins plc (a) (d)	108,625	817,438
Unilever plc (d)	30,102	1,687,710
Vodafone Group plc (d)	870,108	1,319,306
Yellow Cake plc (a) (d) (g)	215,511	1,722,785
Clarivate plc (a) (b)	34,414	87,067
Immunocore Holdings plc (a)	537	16,191
		20,465,256
Total Foreign Common Stocks (Cost $234,583,850)		251,664,469
Total Common Stocks (Cost $860,487,225)		902,551,965

Rights — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (Cost $72,153)	346,146	207,688

Warrants — 0.1%
ATEX Resources, Inc., Expiring 11/6/29 (Canada)	1,062,000	950,165
Awale Resources Ltd., Expiring 5/8/26 (Canada)	89,000	11,148
Defi Technologies, Inc., Expiring 9/26/28 (United States)	123,288	1,365
Global Atomic Corp., Expiring 1/31/18 (Canada)	130,700	33,013
Hive Digital Technologies Ltd., Expiring 12/31/49 (Canada)	44,900	10,746
i-80 Gold Corp., Expiring 05/02/28 (Canada)	310,750	156,369
Largo Resources, Expiring 12/31/49 (Canada)	212,400	197,153
Minera Alamos, Inc., Expiring 9/17/28 (Canada) (e)	353,220	459,859
Organigram Global, Inc., Expiring 4/2/28 (Canada)	337,500	85,271
U.S. Gold Corp., Expiring 11/30/17 (United States)	18,150	142,719
Total Warrants (Cost $1,937,716)		2,047,808

	Principal Amount	Value
Corporate Bonds — 0.0%
Oil Gas & Consumable Fuels — 0.0%
Trillion Energy International, Inc., 12.000% (Canada) (Cost $337,084) (e) (f)	453,800	65,243

Convertible Bonds — 0.0%
Entertainment Content — 0.0%
Cineplex, Inc., 7.750% 03/01/30 (Canada) (Cost $495,528) (g)	650,000	589,947
U.S. Treasury Bonds & Notes — 2.9%
U.S. Treasury Note, 2.750%, 08/15/32	13,699,000	12,675,321
U.S. Treasury Note, 3.875%, 08/15/33	12,374,000	12,153,105
U.S. Treasury Note, 3.375%, 05/15/33	15,891,000	15,144,247
Total U.S. Treasury Bonds & Notes (Cost $39,786,988)		39,972,673

	Number of Shares	Value
Acquired Funds — 18.4%
Exchange-Traded Funds — 5.8%
Energy Select Sector SPDR Fund	175,733	10,765,404

	Number of Shares	Value
Financial Select Sector SPDR® Fund (c)	1,018,599	$50,288,232
Invesco KBW Bank ETF (c)	218,739	17,306,630
SPDR S&P Biotech ETF	14,319	1,828,966
		80,189,232
Private Investment Funds(i) — 12.6%
Bellus Ventures II LP (e) (f)	128,215	14,371,664
Blackstone Dividend Trading Strategies Fund (e) (f)	150,000	16,004,391
Eversept Global Healthcare Fund LP (e) (f)	135,811	25,843,395
Farallon Capital Institutional Partners LP (e) (f)	336	328,459
Helikon Long Short Equity Fund ICAV (e) (f)	53,707	42,255,352
Kotak Flexicap Feeder Fund (e) (f)	2,927,858	24,743,032
Trium Khartes Fund LP (e) (f)	100,000	10,163,011
Voloridge Fund LP (e) (f)	40,083	6,966,112
Voloridge Trading Aggressive Fund (e) (f)	267,805	35,638,763
		176,314,179
Total Acquired Funds (Cost $202,524,164)		256,503,411

Preferred Stocks — 0.2%
Axia Energia (d)	24,444	266,815
Draegerwerk A.G. & Co. KGaA (d)	13,124	1,390,149
Petroleo Brasileiro S.A. (d)	89,400	838,451
Sartorius A.G. (d)	3,292	803,343
Total Preferred Stocks (Cost $2,104,505)		3,298,758

	Number of Contracts	Value
Purchased Option Contracts — 0.1%
Calls — 0.1%
ADT, Inc., Notional Amount $335,727, Strike Price $10, Expiring 05/18/26 (United States)	511	511
Global Payments, Inc., Notional Amount $1,056,610, Strike Price $100, Expiring 05/18/26 (United States)	157	3,768
NCR Voyix Corp., Notional Amount $31,650, Strike Price $10, Expiring 12/21/26 (United States)	50	2,500
NCR Voyix Corp., Notional Amount $366,507, Strike Price $12.50, Expiring 12/21/26 (United States)	579	18,528
NeoGenomics, Inc., Notional Amount $19,292, Strike Price $10, Expiring 12/21/26 (United States)	26	1,950
Norwegian Cruise Line Holdings Ltd., Notional Amount $1,052,810, Strike Price $22, Expiring 05/18/26 (United States)	563	37,721
S&P 500 Index, Notional Amount $36,559,712, Strike Price $6,575, Expiring 05/18/26 (United States)	56	965,440
S&P 500 Index, Notional Amount $41,129,676, Strike Price $6,650, Expiring 04/20/26 (United States)	63	392,490
Total Calls (Cost $2,969,926)		1,422,908

Puts — 0.0%
iShares S&P/TSX 60 Index ETF, Notional Amount $8,705,520, Strike Price $47.25, Expiring 05/18/26 (Canada)	1,808	148,165
iShares S&P/TSX 60 Index ETF, Notional Amount $7,338,060, Strike Price $48.25, Expiring 04/20/26 (Canada)	1,524	82,165
State Street SPDR S&P 500 ETF Trust, Notional Amount $5,072,652, Strike Price $645, Expiring 04/02/26 (United States)	78	9,204
Total Puts (Cost $247,139)		239,534
Total Purchased Option Contracts (Cost $3,217,065)		1,662,442

	Principal Amount	Value
Short-Term Investments — 19.5%
Repurchase Agreements — 9.9%
Fixed Income Clearing Corp. issued on 3/31/26 (proceeds at maturity $151,479,299) (collateralized by U.S. Treasury Notes, due 6/30/27 with a total par value of $151,474,839 and a total market value of $154,504,336), 1.060% 04/01/26 (Cost $151,474,839)	151,474,839	$151,474,839

Unaffiliated Investment Company — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%, (j) (k) (Cost $8,959,020)	8,959,020	8,959,020

U.S. Treasury Bills — 8.7%
U.S. Treasury Bill, 3.560% 05/19/26 (j)	25,175,000	25,052,985
U.S. Treasury Bill, 3.590% 08/20/26 (j)	82,479,000	81,318,724
U.S. Treasury Bill, 3.610% 06/30/26 (j)	14,750,000	14,617,335
Total U.S. Treasury Bills (Cost $121,013,422)		120,989,044
Total Short-Term Investments (Cost $281,447,281)		281,422,903
Total Investments — 106.1% (Cost $1,392,409,709)		1,488,322,838
Liabilities in Excess of Other Assets — (6.7)%		(93,838,261)
Net Assets — 100.0%		$1,394,484,577

	Number of Shares	Value
Securities Sold Short — (10.1%)

Common Stocks — (10.1)%
U.S. Common Stocks — (9.2)%
Advertising & Marketing — (0.1)%
AppLovin Corp. (a)	(2,074)	(825,452)
QuinStreet, Inc. (a)	(1,007)	(12,094)
Stagwell, Inc. (a)	(6,140)	(38,621)
Trade Desk, Inc. (The) (a)	(23,564)	(534,667)
		(1,410,834)
Aerospace & Defense — (0.3)%
AeroVironment, Inc. (a)	(896)	(164,013)
Archer Aviation, Inc. (a)	(213,268)	(1,102,596)
Astronics Corp. (a)	(4,307)	(287,406)
Axon Enterprise, Inc. (a)	(969)	(411,525)
Joby Aviation, Inc. (a)	(138,306)	(1,142,408)
Karman Holdings, Inc. (a)	(2,384)	(190,839)
Kratos Defense & Security Solutions, Inc. (a)	(3,447)	(243,048)
Mercury Systems, Inc. (a)	(882)	(64,307)
		(3,606,142)
Apparel & Textile Products — (0.1)%
Capri Holdings Ltd. (a)	(23,353)	(411,480)
Carter's, Inc.	(97)	(3,469)
Crocs, Inc. (a)	(843)	(69,986)
Oxford Industries, Inc.	(672)	(25,879)
Under Armour, Inc. (a)	(150,792)	(891,181)
		(1,401,995)
Asset Management — (0.1)%
Acuren Corp. (a)	(10,435)	(68,662)
Fidus Investment Corp.	(11,637)	(202,717)
LPL Financial Holdings, Inc. (a)	(777)	(233,745)
Ridgepost Capital, Inc.	(1,711)	(12,422)
Robinhood Markets, Inc. (a)	(10,098)	(699,791)
StepStone Group, Inc.	(2,529)	(120,684)
TPG, Inc.	(5,695)	(230,704)
		(1,568,725)
Automotive — (0.3)%
Aurora Innovation, Inc. (a)	(231,426)	(953,475)
Harley-Davidson, Inc.	(5,860)	(118,489)
Mobileye Global, Inc. (a)	(59,652)	(409,809)
QuantumScape Corp. (a)	(56,707)	(361,791)
Rivian Automotive, Inc. (a)	(167,086)	(2,514,645)
		(4,358,209)
Banking — (0.1)%
Amalgamated Financial Corp. (a)	(5,359)	(208,304)
Bancorp, Inc. (The) (a)	(2,416)	(129,812)
First Citizens BancShares, Inc.	(179)	(337,354)
First Community Bancshares, Inc.	(137)	(5,688)
First Financial Bankshares, Inc.	(458)	(13,488)
Firstsun Capital Bancorp (a)	(89)	(3,245)
Flagstar Financial, Inc.	(33,261)	(438,047)
Hingham Institution For Savings (The)	(250)	(71,460)
Home Bancorp, Inc.	(85)	(5,149)
Merchants Bancorp	(71)	(3,047)
Park National Corp.	(974)	(159,200)
Red River Bancshares, Inc. (a)	(37)	(3,346)
Triumph Financial, Inc. (a)	(562)	(33,529)
		(1,411,669)

	Number of Shares	Value
Common Stocks — (10.1)% (continued)
U.S. Common Stocks — (9.2)% (continued)
Beverages — (0.2)%
Celsius Holdings, Inc. (a)	(11,404)	$(404,614)
Coca-Cola Consolidated, Inc.	(7,874)	(1,509,761)
Constellation Brands, Inc.	(1,001)	(150,150)
National Beverage Corp. (a)	(1,501)	(50,509)
Vita Coco Company, Inc. (The) (a)	(7,763)	(371,925)
		(2,486,959)
Biotech & Pharma — (1.0)%
Akebia Therapeutics, Inc. (a)	(146,309)	(203,370)
Apellis Pharmaceuticals, Inc. (a)	(23,721)	(954,296)
Apogee Therapeutics, Inc. (a)	(157)	(13,215)
Arrowhead Pharmaceuticals, Inc. (a)	(4,045)	(253,622)
BioCryst Pharmaceuticals, Inc. (a)	(3,567)	(33,958)
Bridgebio Pharma, Inc. (a)	(3,388)	(251,593)
Certara, Inc. (a)	(8,253)	(47,042)
Corcept Therapeutics, Inc. (a)	(9,421)	(379,761)
Cytokinetics, Inc. (a)	(9,790)	(645,259)
Denali Therapeutics, Inc. (a)	(3,878)	(74,458)
Disc Medicine, Inc. (a)	(2,582)	(165,093)
Elanco Animal Health, Inc.	(7,871)	(188,353)
Exelixis, Inc. (a)	(30,394)	(1,303,599)
Harmony Biosciences Holdings, Inc. (a)	(1,672)	(46,833)
Insmed, Inc. (a)	(284)	(46,440)
Iovance Biotherapeutics, Inc. (a)	(64,300)	(225,693)
Krystal Biotech, Inc. (a)	(603)	(155,767)
Madrigal Pharmaceuticals, Inc. (a)	(1,814)	(949,575)
Moderna, Inc. (a)	(55,045)	(2,796,286)
Nuvalent, Inc. (a)	(1,770)	(181,337)
Pacira BioSciences, Inc. (a)	(118)	(2,667)
Praxis Precision Medicines, Inc. (a)	(5,472)	(1,763,024)
Protagonist Therapeutics, Inc. (a)	(381)	(40,157)
Scholar Rock Holding Corp. (a)	(9,259)	(455,172)
Summit Therapeutics, Inc. (a)	(19,549)	(370,649)
TG Therapeutics, Inc. (a)	(7,454)	(247,622)
Viking Therapeutics, Inc. (a)	(20,010)	(651,125)
Xencor, Inc. (a)	(4,882)	(58,877)
Xoma Corp. (a)	(349)	(10,948)
United Therapeutics Corp. (a)	(779)	(461,931)
Vaxcyte, Inc. (a)	(8,298)	(482,197)
		(13,459,919)
Cable & Satellite — (0.0)%
Cable One, Inc. (a)	(907)	(82,727)
Charter Communications, Inc. (a)	(43)	(9,283)
Liberty Broadband Corp. (a)	(2,335)	(117,451)
Sirius XM Holdings, Inc. (a)	(595)	(13,733)
		(223,194)
Chemicals — (0.2)%
Air Products and Chemicals, Inc.	(1,165)	(338,421)
Celanese Corp.	(13,232)	(870,269)
Hawkins, Inc.	(31)	(4,762)
Huntsman Corp.	(17,044)	(226,856)
Koppers Holdings, Inc.	(199)	(7,697)
Oil-Dri Corporation of America	(102)	(6,639)
Olin Corp. (a)	(11,089)	(329,676)
Park Aerospace Corp.	(1,503)	(41,152)
Qnity Electonics, Inc.	(1,423)	(164,186)
Quaker Chemical Corp.	(1,227)	(152,430)
Westlake Corp.	(126)	(14,719)
		(2,156,807)
Commercial Support Services — (0.1)%
CBIZ, Inc. (a)	(1,165)	(31,280)
Cross Country Healthcare, Inc. (a)	(3,728)	(35,043)
Enviri Corp. (a)	(235)	(4,611)
First Advantage Corp. (a)	(3,968)	(46,664)
H&R Block, Inc.	(1,897)	(60,211)
Hackett Group, Inc. (The)	(1,118)	(14,545)
Innodata, Inc. (a)	(7,204)	(278,218)
Kforce, Inc.	(700)	(20,468)
Legalzoom.com, Inc. (a)	(894)	(5,069)
Legence Corp. (a)	(903)	(50,983)
ManpowerGroup, Inc.	(360)	(10,606)
Vestis Corp.	(1,890)	(14,855)
Willdan Group, Inc. (a)	(2,262)	(173,179)
		(745,732)
Construction Materials — (0.0)%
Knife River Corp. (a)	(103)	(8,410)
Trex Company, Inc. (a)	(1,854)	(67,523)
		(75,933)
Consumer Services — (0.2)%
Coursera, Inc. (a)	(3,192)	(18,577)
Covista, Inc. (a)	(9,907)	(1,141,782)
Grand Canyon Education, Inc. (a)	(236)	(40,127)
Matthews International Corp.	(274)	(7,075)

	Number of Shares	Value
Common Stocks — (10.1)% (continued)
U.S. Common Stocks — (9.2)% (continued)
Consumer Services — (0.2)% (continued)
Strategic Education, Inc. (a)	(12,713)	$(1,054,670)
Universal Technical Institute, Inc.	(2,185)	(78,879)
		(2,341,110)
Containers & Packaging — (0.0)%
O-I Glass, Inc. (a)	(3,918)	(41,178)

E-Commerce Discretionary — (0.0)%
Wayfair, Inc. (a)	(539)	(40,538)

Electric Utilities — (0.2)%
Clearway Energy, Inc.	(549)	(21,570)
Fluence Energy, Inc. (a)	(67,356)	(926,819)
OKLO, Inc (a)	(30,329)	(1,504,015)
Ormat Technologies, Inc.	(843)	(94,349)
Otter Tail Corp.	(2,490)	(218,547)
Vistra Corp.	(400)	(60,132)
		(2,825,432)
Electrical Equipment — (0.3)%
AAON, Inc.	(5,764)	(476,959)
Allient, Inc.	(1,968)	(116,289)
American Superconductor Corp. (a)	(241)	(8,158)
Bloom Energy Corp. (a)	(429)	(58,125)
Itron, Inc. (a)	(2,237)	(200,502)
Nextpower, Inc. (a)	(10,437)	(1,258,180)
NuScale Power Corp. (a)	(175,291)	(1,900,154)
OSI Systems, Inc. (a)	(89)	(23,630)
Powell Industries, Inc.	(565)	(305,710)
Preformed Line Products Co.	(9)	(2,437)
		(4,350,144)
Engineering & Construction — (0.3)%
Construction Partners, Inc. (a)	(2,341)	(260,132)
Dycom Industries, Inc. (a)	(805)	(272,750)
Frontdoor, Inc. (a)	(9,047)	(478,224)
IES Holdings, Inc. (a)	(1,276)	(607,976)
Limbach Holdings, Inc. (a)	(1,300)	(101,465)
Primoris Services Corp.	(520)	(74,381)
Quanta Services, Inc.	(38)	(20,863)
Sterling Infrastructure, Inc. (a)	(4,753)	(1,935,754)
TopBuild Corp. (a)	(1,200)	(421,560)
		(4,173,105)
Entertainment Content — (0.0)%
Liberty Live Holdings, Inc. (a)	(3,462)	(325,809)
Versant Media Group, Inc. (a)	(7,567)	(280,130)
		(605,939)
Food — (0.1)%
Hershey Co. (The)	(343)	(71,306)
Lamb Weston Holdings, Inc.	(4,703)	(198,749)
Marzetti Co. (The)	(1,600)	(221,328)
Post Holdings, Inc. (a)	(558)	(55,164)
Tootsie Roll Industries, Inc.	(13,690)	(584,831)
Utz Brands, Inc.	(23,927)	(189,502)
		(1,320,880)
Health Care Facilities & Services — (0.1)%
Acadia Healthcare Company, Inc. (a)	(30,913)	(723,055)
AdaptHealth Corp. (a)	(4,340)	(51,646)
Charles River Laboratories International, Inc. (a)	(647)	(111,608)
CorVel Corp. (a)	(496)	(27,106)
DaVita, Inc. (a)	(75)	(11,527)
Fortrea Holdings Inc. (a)	(29,428)	(277,212)
GoodRx Holdings, Inc. (a)	(10,252)	(20,094)
Option Care Health, Inc. (a)	(15,597)	(419,871)
Pediatrix Medical Group, Inc. (a)	(150)	(3,209)
RadNet, Inc. (a)	(4,281)	(239,265)
Strata Critical Medical, Inc. (a)	(2,417)	(10,103)
Surgery Partners, Inc. (a)	(4,203)	(50,100)
Target Hospitality Corp. (a)	(804)	(7,461)
Teladoc Health, Inc. (a)	(18,020)	(98,209)
		(2,050,466)
Home & Office Products — (0.0)%
Newell Brands, Inc. (a)	(1,286)	(4,411)

Home Construction — (0.0)%
Cavco Industries, Inc. (a)	(750)	(363,218)
KB Home	(278)	(14,387)
Masterbrand, Inc. (a)	(1,518)	(12,615)
		(390,220)
Household Products — (0.1)%
Coty, Inc.	(76,420)	(153,604)
Edgewell Personal Care Co.	(2,786)	(59,453)
elf Beauty, Inc. (a)	(9,331)	(565,552)
Quanex Building Products Corp.	(124)	(2,228)
Spectrum Brands Holdings, Inc. (a)	(299)	(22,036)
		(802,873)

	Number of Shares	Value
Common Stocks — (10.1)% (continued)
U.S. Common Stocks — (9.2)% (continued)
Industrial Intermediate Products — 0.0%
Hillman Solutions Corp. (a)	(940)	$(7,821)

Industrial Support Services — (0.1)%
Cadiz, Inc. (a)	(3,732)	(18,324)
Rush Enterprises, Inc.	(1,626)	(107,495)
WillScot Holdings Corp.	(33,846)	(587,567)
		(713,386)
Industrials — (0.0)%
Mistras Group, Inc. (a)	(140)	(2,069)

Information Technology — (0.0)%
Eastman Kodak Co. (a)	(3,060)	(27,693)

Institutional Financial Services — (0.1)%
Coinbase Global, Inc. (a)	(9,956)	(1,738,418)
Jefferies Financial Group, Inc. (a)	(423)	(17,457)
Perella Weinberg Partners	(9,251)	(167,998)
		(1,923,873)
Insurance — (0.1)%
Baldwin Insurance Group, Inc. (The) (a)	(21,742)	(477,019)
Goosehead Insurance, Inc. (a)	(718)	(30,630)
Lincoln National Corp.	(12,508)	(444,034)
Root, Inc. (a)	(6,161)	(272,131)
Trupanion, Inc. (a)	(7,489)	(191,793)
TWFG, Inc. (a)	(140)	(2,575)
		(1,418,182)
Internet Media & Services — (0.1)%
Cars.com, Inc. (a)	(8,308)	(67,461)
DoorDash, Inc. (a)	(1,200)	(180,180)
Grindr, Inc. (a)	(1,797)	(21,726)
HealthStream, Inc.	(88)	(1,822)
IAC, Inc. (a)	(515)	(20,615)
Lyft, Inc. (a)	(3,567)	(47,441)
Maplebear, Inc. (a)	(3,905)	(146,281)
Pinterest, Inc. (a)	(109)	(1,999)
Reddit, Inc. (a)	(2,014)	(271,185)
Snap, Inc. (a)	(12,370)	(56,902)
TripAdvisor, Inc. (a)	(3,098)	(33,025)
Upwork, Inc. (a)	(6,277)	(68,796)
Yelp, Inc. (a)	(15,879)	(392,846)
		(1,310,279)
Leisure Facilities & Services — (0.8)%
BJ's Restaurants, Inc. (a)	(257)	(9,021)
Bloomin' Brands, Inc.	(12,847)	(69,374)
Brinker International, Inc. (a)	(5,930)	(846,626)
Caesars Entertainment, Inc. (a)	(18,311)	(483,960)
Cava Group, Inc. (a)	(26,056)	(2,107,929)
Cheesecake Factory, Inc. (The)	(2,107)	(115,358)
Choice Hotels International, Inc.	(11,441)	(1,184,144)
Cinemark Holdings, Inc.	(145)	(4,135)
Dine Brands Global, Inc.	(982)	(25,768)
DraftKings, Inc. (a)	(11,176)	(241,625)
Dutch Bros, Inc. (a)	(27,163)	(1,376,078)
El Pollo Loco Holdings, Inc. (a)	(3,229)	(44,754)
First Watch Restaurant Group, Inc. (a)	(7,641)	(80,078)
Global Business Travel Group, Inc. (a)	(48,148)	(268,666)
Hyatt Hotels Corp.	(6,997)	(1,006,099)
Kura Sushi USA, Inc. (a)	(3,324)	(231,982)
Marriott International, Inc. (a)	(1,359)	(444,488)
Marriott Vacations Worldwide Corp.	(4,740)	(308,669)
MGM Resorts International (a)	(166)	(6,144)
Norwegian Cruise Line Holdings Ltd. (a)	(770)	(14,399)
Papa John's International, Inc. (a)	(1,083)	(35,100)
Penn Entertainment, Inc. (a)	(3,288)	(49,419)
Portillo's, Inc.	(6,265)	(33,142)
Shake Shack, Inc. (a)	(14,236)	(1,259,459)
Starbucks Corp.	(1,188)	(106,433)
United Parks & Resorts, Inc. (a)	(132)	(4,311)
Vail Resorts, Inc.	(130)	(16,682)
Wendy's Co. (The)	(46,547)	(323,502)
Wingstop, Inc.	(2,469)	(382,621)
Wynn Resorts Ltd.	(2,721)	(276,318)
		(11,356,284)
Leisure Products — (0.1)%
Callaway Golf Company (a)	(1,491)	(20,695)
Polaris, Inc.	(11,877)	(647,297)
Thor Industries, Inc. (a)	(361)	(28,840)
Winnebago Industries, Inc.	(1,910)	(59,191)
YETI Holdings, Inc. (a)	(18,985)	(694,660)
		(1,450,683)

	Number of Shares	Value
Common Stocks — (10.1)% (continued)
U.S. Common Stocks — (9.2)% (continued)
Machinery — (0.2)%
Alamo Group, Inc.	(258)	$(42,562)
Alliance Laundry Holdings, Inc. (a)	(332)	(6,886)
Cadre Holdings, Inc.	(5,921)	(181,656)
CECO Environmental Corp.	(28)	(1,668)
Federal Signal Corp.	(197)	(21,304)
Ingersoll Rand, Inc. (a)	(1,180)	(94,542)
Kadant, Inc.	(3,344)	(977,618)
Lindsay Corp.	(2,481)	(295,413)
Navitas Semiconductor Corp. (a)	(91,737)	(804,533)
Tennant Co.	(2,389)	(158,630)
Terex Corp.	(4,801)	(283,739)
		(2,868,551)
Medical Equipment & Devices — (0.1)%
Avanos Medical, Inc. (a)	(304)	(4,259)
Baxter International, Inc.	(13,244)	(222,499)
Bio-Rad Laboratories, Inc. (a)	(385)	(107,319)
Bio-Techne Corp. (a)	(304)	(15,887)
Bioventus, Inc. (a)	(1,096)	(10,006)
Caris Life Sciences, Inc. (a)	(3,189)	(57,019)
Delcath Systems, Inc. (a)	(827)	(7,675)
IRhythm Holdings, Inc. (a)	(215)	(25,374)
Kestra Medical Technologies Ltd. (a)	(648)	(12,915)
Lantheus Holdings, Inc. (a)	(11,018)	(835,715)
OPKO Health, Inc. (a)	(4,656)	(5,308)
Teleflex, Inc.	(718)	(85,880)
Tempus AI, Inc. (a)	(639)	(28,896)
Twist Bioscience Corp. (a)	(2,456)	(116,709)
UFP Technologies, Inc. (a)	(152)	(29,427)
Waters Corp. (a)	(405)	(120,609)
		(1,685,497)
Medical Equipment & Services — (0.0)%
Bruker Corp. (a)	(297)	(10,728)

Metals & Mining — (0.2)%
Alpha Metallurgical Resources, Inc.	(746)	(153,131)
Centrus Energy Corp. (a)	(8,315)	(1,443,401)
Century Aluminum Co. (a)	(2,319)	(136,102)
Dakota Gold Corp. (a)	(2,613)	(13,196)
Gold.com, Inc.	(5,007)	(200,681)
MP Materials Corp. (a)	(29,861)	(1,441,092)
		(3,387,603)
Oil & Gas Producers — (0.1)%
CVR Energy, Inc.	(1,544)	(51,956)
Landbridge Company, LLC (a)	(7,491)	(517,254)
Murphy Oil Corp.	(5,020)	(207,075)
PrimeEnergy Resources Corp.	(93)	(21,655)
Sable Offshore Corp. (a)	(8,172)	(135,001)
VAALCO Energy, Inc. (a)	(1,344)	(8,521)
		(941,462)
Oil & Gas Services & Equipment — (0.1)%
Core Laboratories, Inc.	(109)	(1,830)
Patterson-UTI Energy, Inc.	(6,914)	(74,879)
ProFrac Holding Corp. (a)	(73,530)	(455,886)
RPC, Inc.	(7,143)	(50,572)
TETRA Technologies, Inc. (a)	(48,673)	(414,694)
Tidewater, Inc. (a)	(1,518)	(126,829)
WaterBridge Infrastructure, LLC	(206)	(5,519)
		(1,130,209)
Publishing & Broadcasting — (0.0)%
USA TODAY Company, Inc.	(4,245)	(29,927)

Real Estate Services — (0.0)%
eXp World Holdings, Inc.	(31,496)	(188,661)
Newmark Group, Inc.	(411)	(6,161)
		(194,822)
REITs — (0.1)%
Alexander's, Inc.	(19)	(4,488)
American Healthcare REIT, Inc.	(8,273)	(390,155)
Americold Realty Trust, Inc.	(5,292)	(60,646)
BXP, Inc.	(3,787)	(196,545)
Douglas Emmett, Inc.	(1,722)	(16,221)
JBG SMITH Properties (a)	(1,577)	(23,040)
Medical Properties Trust, Inc.	(24,630)	(114,037)
Peakstone Realty Trust	(486)	(10,153)
Pebblebrook Hotel Trust	(5,012)	(63,302)
SL Green Realty Corp.	(1,069)	(39,489)
Vornado Realty Trust	(1,131)	(29,395)
		(947,471)
Renewable Energy — (0.1)%
Enphase Energy, Inc. (a)	(11,002)	(415,986)
Plug Power, Inc. (a)	(114,078)	(257,816)
SolarEdge Technologies, Inc. (a)	(7,832)	(399,824)
T1 Energy, Inc. (a)	(102,183)	(448,583)
		(1,522,209)

	Number of Shares	Value
Common Stocks — (10.1)% (continued)
U.S. Common Stocks — (9.2)% (continued)
Retail - Consumer Staples — (0.1)%
Hims & Hers Health, Inc. (a)	(42,168)	$(875,408)
Natural Grocers by Vitamin Cottage, Inc.	(490)	(12,667)
Sprouts Farmers Market, Inc. (a)	(3,338)	(257,460)
Weis Markets, Inc.	(896)	(61,277)
		(1,206,812)
Retail - Discretionary — (0.6)%
Abercrombie & Fitch Co. (a)	(1,603)	(146,466)
Academy Sports & Outdoors, Inc.	(2,883)	(162,745)
Avis Budget Group, Inc. (a)	(10,729)	(1,564,825)
Bob's Discount Furniture, Inc. (a)	(5,950)	(69,913)
Boot Barn Holdings, Inc. (a)	(5,852)	(856,499)
Builders FirstSource, Inc. (a)	(5,908)	(486,406)
CarMax, Inc. (a)	(4,690)	(195,010)
Carvana Co. (a)	(4,003)	(1,258,463)
Dillard's, Inc.	(132)	(75,519)
Ethan Allen Interiors, Inc.	(163)	(3,628)
EVgo, Inc. (a)	(3,277)	(5,636)
Floor & Decor Holdings, Inc. (a)	(8,132)	(413,106)
Kohl's Corp.	(23,270)	(300,183)
Mister Car Wash, Inc. (a)	(8,987)	(62,639)
Monro, Inc.	(2,990)	(47,960)
National Vision Holdings, Inc. (a)	(8,734)	(226,211)
QXO, Inc.	(63,595)	(1,235,015)
RH (a)	(6,716)	(939,031)
Shoe Carnival, Inc.	(1,511)	(23,556)
Sonic Automotive, Inc.	(87)	(5,966)
		(8,078,777)
Semiconductors — (0.2)%
Alpha & Omega Semiconductor Ltd. (a)	(1,202)	(26,636)
Astera Labs, Inc. (a)	(7,938)	(870,005)
Axcelis Technologies, Inc. (a)	(374)	(34,812)
AXT, Inc. (a)	(11,025)	(628,205)
Entegris, Inc. (a)	(2,436)	(285,597)
IPG Photonics Corp. (a)	(77)	(8,823)
Lattice Semiconductor Corp. (a)	(1,564)	(145,077)
MACOM Technology Solutions Holdings, Inc. (a)	(199)	(44,192)
Monolithic Power Systems, Inc.	(391)	(427,500)
Penguin Solutions, Inc. (a)	(4,699)	(82,702)
Photronics, Inc. (a)	(58)	(2,344)
Power Integrations, Inc.	(2,442)	(125,030)
Sandisk Corp. (a)	(1,039)	(660,118)
Universal Display Corp.	(1,199)	(109,900)
Vishay Intertechnology, Inc.	(575)	(10,350)
		(3,461,291)
Software — (0.9)%
Appfolio, Inc. (a)	(5,101)	(805,040)
Bentley Systems, Inc.	(16,686)	(586,012)
Blackbaud, Inc. (a)	(6,414)	(247,645)
Blend Labs, Inc. (a)	(11,976)	(20,359)
Braze, Inc. (a)	(6,674)	(157,573)
C3.ai, Inc. (a)	(46,717)	(393,357)
Cadence Design Systems, Inc. (a)	(2,028)	(563,520)
Calix, Inc. (a)	(20,577)	(1,008,067)
Clear Secure, Inc.	(965)	(46,716)
Concentrix Corp. (a)	(10,634)	(290,946)
CoreWeave, Inc. (a)	(1,970)	(152,616)
Donnelley Financial Solutions, Inc. (a)	(151)	(7,118)
Dropbox, Inc. (a)	(1,682)	(38,215)
Gen Digital, Inc.	(7,288)	(137,233)
Guidewire Software, Inc. (a)	(1,032)	(154,346)
Hinge Health, Inc. (a)	(1,156)	(44,575)
HubSpot, Inc. (a)	(1,187)	(289,747)
I3 Verticals, Inc. (a)	(1,358)	(30,365)
IonQ, Inc. (a)	(43,057)	(1,241,333)
Life360, Inc. (a)	(4,819)	(196,712)
McGraw Hill, Inc. (a)	(2,949)	(40,401)
N-able, Inc. (a)	(910)	(4,250)
nCino, Inc. (a)	(562)	(8,419)
Nutanix, Inc. (a)	(8,605)	(327,076)
OneSpan, Inc. (a)	(1,162)	(12,236)
Onestream, Inc. (a)	(10,369)	(248,856)
Palo Alto Networks, Inc. (a)	(1,553)	(248,977)
Pattern Group, Inc. (a)	(15,175)	(188,625)
Porch Group, Inc. (a)	(38,121)	(273,328)
Qualys, Inc. (a)	(2,738)	(240,533)
Rapid7, Inc. (a)	(4,950)	(27,275)
RingCentral, Inc. (a)	(5,790)	(215,330)
Rubrik, Inc. (a)	(6,230)	(305,083)
SailPoint, Inc. (a)	(32,781)	(434,020)
Samsara, Inc. (a)	(26,901)	(852,493)
Schrodinger, Inc. (a)	(11,435)	(129,902)
Strategy, Inc. (a)	(7,286)	(909,293)

	Number of Shares	Value
Common Stocks — (10.1)% (continued)
U.S. Common Stocks — (9.2)% (continued)
Software — (0.9)% (continued)
Teradata Corp. (a)	(5,268)	$(135,019)
Twilio, Inc. (a)	(8,354)	(1,051,100)
UiPath, Inc.	(32,126)	(356,599)
Unity Software, Inc. (a)	(24,542)	(538,451)
Via Transportation, Inc. (a)	(13,725)	(205,875)
Zeta Global Holdings Corp. (a)	(2,485)	(39,561)
		(13,204,197)
Specialty Finance — (0.2)%
BitMine Immersion Technologies, Inc. (a)	(40,881)	(808,626)
Investors Title Co.	(10)	(2,173)
LendingTree, Inc. (a)	(1,806)	(77,441)
NerdWallet, Inc. (a)	(2,134)	(22,151)
OppFi, Inc. (a)	(7,841)	(60,454)
SoFi Technologies, Inc. (a)	(11,749)	(186,574)
Walker & Dunlop, Inc.	(41)	(1,820)
World Acceptance Corp. (a)	(8,165)	(1,102,602)
		(2,261,841)
Steel — (0.0)%
Cleveland-Cliffs, Inc. (a)	(36,702)	(310,132)
Worthington Enterprises, Inc.	(366)	(19,083)
Worthington Steel, Inc. (a)	(11,216)	(340,406)
		(669,621)
Technology Hardware — (0.2)%
ADTRAN Holdings, Inc.	(495)	(6,227)
Arlo Technologies, Inc. (a)	(23,446)	(333,637)
Diebold Nixdorf, Inc. (a)	(27)	(2,037)
Dolby Laboratories, Inc.	(2,083)	(125,105)
Ingram Micro Holding Corp.	(148)	(3,450)
NCR Voyix Corp. (a)	(25,650)	(162,365)
NetApp, Inc.	(54)	(5,529)
PagerDuty, Inc. (a)	(1,022)	(6,347)
Pitney Bowes, Inc.	(4,365)	(48,233)
Rigetti Computing, Inc. (a)	(58,972)	(827,967)
Super Micro Computer, Inc. (a)	(27,337)	(622,463)
Viasat, Inc. (a)	(1,049)	(48,044)
		(2,191,404)
Technology Services — (0.4)%
Affirm Holdings, Inc. (a)	(11,350)	(520,057)
Amentum Holdings, Inc. (a)	(11,915)	(310,743)
Block, Inc. (a)	(10,883)	(654,939)
EPAM Systems, Inc. (a)	(413)	(55,920)
ExlService Holdings, Inc. (a)	(5,760)	(175,392)
Flywire Corp. (a)	(1,118)	(13,014)
GPGI, Inc. (a)	(10,447)	(178,644)
Hut 8 Corp. (a)	(23,015)	(1,079,634)
Insight Enterprises, Inc. (a)	(1,615)	(108,221)
Marqeta, Inc. (a)	(7,016)	(28,625)
Maximus, Inc.	(5,516)	(353,576)
Shift4 Payments, Inc. (a)	(15,889)	(694,826)
Taskus, Inc. (a)	(1,189)	(7,978)
Toast, Inc. (a)	(20,497)	(543,375)
Western Union Co. (The)	(30,126)	(263,000)
		(4,987,944)
Telecommunications — (0.2)%
8x8, Inc. (a)	(52,641)	(87,384)
AST SpaceMobile, Inc. (a)	(16,541)	(1,370,753)
DigitalBridge Group, Inc.	(2,232)	(34,417)
EchoStar Corp. (a)	(4,513)	(528,337)
GCI Liberty, Inc. (a)	(775)	(28,838)
Gogo, Inc. (a)	(22,121)	(88,926)
Iridium Communications, Inc.	(5,777)	(160,254)
Lumen Technologies, Inc.	(41,469)	(288,210)
Shenandoah Telecommunications Co.	(725)	(11,180)
		(2,598,299)
Transportation & Logistics — (0.4)%
Alaska Air Group, Inc. (a)	(12,199)	(448,679)
ArcBest Corp.	(22)	(2,164)
Covenant Transportation Group, Inc. (a)	(68)	(1,846)
Heartland Express, Inc.	(546)	(5,678)
JetBlue Airways Corp. (a)	(31,683)	(140,039)
Marten Transport Ltd.	(226)	(2,967)
Old Dominion Freight Line, Inc.	(583)	(113,918)
RXO, Inc. (a)	(10,061)	(147,092)
Saia, Inc. (a)	(3,102)	(1,089,671)
XPO, Inc. (a)	(16,334)	(3,177,781)
		(5,129,835)
Transportation Equipment — (0.1)%
Blue Bird Corp. (a)	(18,571)	(1,054,648)

	Number of Shares	Value
Common Stocks — (10.1)% (continued)
U.S. Common Stocks — (9.2)% (continued)
Wholesale - Consumer Staples — 0.0%
Calavo Growers, Inc.	(355)	$(9,155)
Mission Produce, Inc. (a)	(335)	(4,610)
		(13,765)
Wholesale - Discretionary — 0.0%
G-III Apparel Group Ltd. (a)	(758)	(20,994)
Total U.S. Common Stocks (Proceeds $133,777,494)		(127,660,591)

Foreign Common Stocks — (0.9)%
Bermuda — (0.0)%
Signet Jewelers Ltd.	(2,035)	(172,242)

Canada — (0.4)%
Americas Gold & Silver Corp. (a)	(31,640)	(165,161)
Asante Gold Corp. (a)	(150,000)	(124,003)
Aurinia Pharmaceuticals, Inc. (a)	(12,357)	(183,131)
Cogeco Cable, Inc.	(8,300)	(421,234)
Denison Mines Corp. (a)	(301,300)	(1,067,795)
Eldorado Gold Corp. (a)	(27,500)	(944,343)
Global Atomic Corp. (a)	(138,100)	(79,419)
i-80 Gold Corp. (a) (b)	(1,083,800)	(1,643,892)
Novanta, Inc. (a)	(48)	(5,669)
Sprott, Inc.	(609)	(87,026)
Stantec, Inc.	(5,700)	(492,763)
SunOpta, Inc. (a)	(4,545)	(29,452)
Trilogy Metals, Inc. (a)	(47,258)	(169,656)
Victoria Gold Corp. (a) (c)	(1,035,421)	(7,443)
Zymeworks, Inc. (a)	(1,077)	(26,968)
		(5,447,955)
Cayman Islands — (0.2)%
Afya Ltd. (a)	(3,551)	(52,803)
Ambarella, Inc. (a)	(13,710)	(705,722)
Chagee Holdings Ltd. (a)	(856)	(7,969)
dLocal Ltd. (a)	(7,390)	(95,848)
Full Truck Alliance Co. Ltd.	(18,286)	(151,774)
Grab Holdings Ltd. (a)	(19,776)	(72,380)
Himax Technologies, Inc.	(4,047)	(31,850)
HUYA, Inc. (a)	(654)	(2,158)
M3-Brigade Acquisition V Corp. (a)	(49,550)	(532,167)
MINISO Group Holding Ltd.	(6,303)	(102,109)
Opera Ltd. (a)	(40,223)	(573,580)
SharkNinja, Inc. (a)	(3,620)	(383,358)
TAL Education Group (a)	(2,002)	(22,763)
Tencent Music Entertainment Group (a)	(18,902)	(175,411)
Theravance Biopharma, Inc. (a)	(124)	(2,013)
VTEX (a)	(489)	(1,956)
Webull Corp. (a)	(3,914)	(18,787)
XP, Inc. (a)	(1,326)	(25,247)
		(2,957,895)
China — (0.0)%
iQIYI, Inc. (a)	(5,660)	(7,641)

Colombia — (0.0)%
Geopark Ltd. (a)	(2,988)	(28,386)

Greece — (0.0)%
Danaos Corp.	(279)	(31,427)
Okeanis Eco Tankers Corp.	(5,407)	(273,540)
		(304,967)
Ireland — (0.1)%
Flutter Entertainment PLC (a)	(1,893)	(192,991)
James Hardie Industries plc	(28,164)	(533,426)
NIQ Global Intelligence plc (a)	(1,145)	(13,019)
		(739,436)
Israel — (0.1)%
Global-E Online Ltd. (a)	(13,803)	(425,823)
JFrog Ltd. (a)	(6,038)	(283,363)
Kornit Digital Ltd. (a)	(698)	(10,233)
Nice Ltd. (a)	(540)	(59,540)
Perion Network Ltd. (a)	(1,016)	(10,150)
Stratasys Ltd. (a)	(287)	(2,241)
		(791,350)
Liberia — (0.0)%
Royal Caribbean Cruises Ltd.	(1,481)	(407,542)

Luxembourg — (0.0)%
Adecoagro S.A. (a)	(2,002)	(30,070)
Auna S.A. (a)	(451)	(2,485)
Globant S.A. (a)	(413)	(19,043)
Orion S.A.	(1,921)	(12,487)
		(64,085)
Mauritius — (0.0)%
MakeMyTrip Ltd. (a)	(8,656)	(322,782)

	Number of Shares	Value
Common Stocks — (10.1)% (continued)
Foreign Common Stocks — (0.9)% (continued)
Netherlands — (0.0)%
Immatics N.V. (a)	(1,680)	$(16,531)
Magnum Ice Cream Co. N.V. (The) (a)	(3,333)	(49,828)
PicS N.V. (a)	(14,183)	(148,212)
		(214,571)
Puerto Rico — (0.0)%
EVERTEC, Inc.	(11,197)	(315,979)

South Africa — (0.0)%
Sasol Ltd.	(1,258)	(16,304)

Switzerland — (0.0)%
Sportradar Group A.G. (a)	(15,834)	(265,061)

United Kingdom — (0.1)%
Clarivate plc (a)	(154,287)	(390,346)
Immunocore Holdings plc (a)	(591)	(17,819)
Tronox Holdings plc	(74,744)	(730,249)
		(1,138,414)
Total Foreign Common Stocks (Proceeds $13,197,211)		(13,194,610)
Total Common Stocks (Proceeds $146,974,705)		(140,855,201)
Total Securities Sold Short — (10.1%) (Proceeds $146,974,705)		(140,855,201)

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Notional Value at March 31, 2026	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
442	06/22/2026	CBOT U.S. Treasury Note 10 Year Futures	$49,082,718	$(928,734)
164	06/16/2026	CME Australian Dollar Currency Futures	11,287,300	(413,203)
188	06/16/2026	CME British Pound Currency Futures	15,540,550	(253,451)
126	06/17/2026	CME Canadian Dollar Currency Futures	9,072,000	(197,452)
288	06/16/2026	CME Euro Foreign Exchange Currency Futures	41,707,800	(397,267)
118	06/16/2026	CME Swiss Franc Currency Futures	18,582,050	(625,892)
861	06/22/2026	Eurex EURO STOXX 50 Index Futures	54,685,781	(1,546,348)
376	06/22/2026	EUX MSCI Japan Index Futures	41,799,920	(808,934)
186	06/22/2026	ICE U.S. Mini MSCI EAFE Index Futures	26,980,230	86,475
810	06/22/2026	MSCI China Index Futures	24,927,750	(1,507,831)
68	06/22/2026	SFE S&P ASX Share Price Index 200 Futures	9,985,028	(336,512)
393	06/22/2026	Ultra U.S. Treasury Note 10 Year Futures	44,611,641	(1,023,679)
				(7,952,828)

Number of Contracts	Expiration Date	Type	Notional Value at March 31, 2026	Unrealized Appreciation/ (Depreciation)
		Short Financial Futures Contracts
(436)	06/22/2026	CME E-mini Russell 2000 Index Futures	(54,765,959)	(119,372)
(32)	06/22/2026	CME E-Mini Standard & Poor's 500 Index Futures	(10,513,200)	(20,873)
(2)	06/22/2026	FTSE/MIB Index Futures	(503,676)	233
(17)	04/30/2026	HKG Hang Seng Index Futures	(2,683,486)	(16,663)
(181)	06/22/2026	ICE U.S. MSCI Emerging Markets EM Index Futures	(13,164,130)	90,770
(228)	04/29/2026	IFSC Nifty 50 Index Futures	(10,251,564)	230,457
(65)	06/22/2026	Micro E-mini Nasdaq-100 Index Futures	(3,108,950)	(10,198)
(34)	06/22/2026	Micro E-mini S&P 500 Index Futures	(1,117,028)	(23,913)
(5)	06/22/2026	Mini-DAX Index Futures	(659,907)	2,440
(2)	06/22/2026	Montreal Exchange S&P/TSX 60 Index Futures	(548,573)	(4,613)
(12)	06/22/2026	SFE S&P ASX Share Price Index 200 Futures	(1,762,064)	88,209
				216,477
				$(7,736,351)

Forward Currency Contracts

Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
04/24/2026	Morgan Stanley Capital Services, Inc.	USD	37,407,033	CAD	51,000,000	$709,926

Total Return Basket Swap Agreements

Reference Entity	Counterparty	Maturity Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”)
Long Total Return Swap Contracts
Anglo American plc	Morgan Stanley Capital Services, Inc.	3/27/2028	339,708	$4,354
Antofagasta plc	Morgan Stanley Capital Services, Inc.	3/27/2028	332,833	4,508
BYD Company Ltd.	Morgan Stanley Capital Services, Inc.	3/25/2028	6,871,816	14,133
CALB Group Co. Ltd.	Morgan Stanley Capital Services, Inc.	3/18/2027	3,849,159	4,228
Elia Group S.A.	Morgan Stanley Capital Services, Inc.	1/21/2028	435,863	2,995
Firebird Metals Ltd.	Morgan Stanley Capital Services, Inc.	9/30/2027	239,916	(250)
JL Mag Rare-Earth Company Ltd.	Morgan Stanley Capital Services, Inc.	4/2/2028	4,512,901	8,825
Legrand S.A.	Morgan Stanley Capital Services, Inc.	5/2/2027	521,269	9,100
National Grid plc	Morgan Stanley Capital Services, Inc.	1/22/2028	333,955	1,469
Nexans S.A.	Morgan Stanley Capital Services, Inc.	7/26/2026	580,820	12,634
Peninsula Energy Ltd.	Morgan Stanley Capital Services, Inc.	9/2/2027	379,710	6,690
REPT BATTERO Energy Company Ltd.	Morgan Stanley Capital Services, Inc.	3/18/2027	3,338,075	4,120
Savannah Resources plc	Morgan Stanley Capital Services, Inc.	11/7/2027	208,188	2,394
Schneider Electric S.E.	Morgan Stanley Capital Services, Inc.	3/9/2028	532,658	22,936
SRC SX OPT AUTO ETF	Morgan Stanley Capital Services, Inc.	1/14/2028	2,050	2,242
SSE plc	Morgan Stanley Capital Services, Inc.	3/31/2028	517,417	3,522
Verbund A.G.	Morgan Stanley Capital Services, Inc.	3/17/2028	2,620	(809)
Yellow Cake plc	Morgan Stanley Capital Services, Inc.	7/29/2026	565,452	9,359
				112,450
Short Total Return Swap Contracts
Contemporary Amperex Technology Company Ltd.	Morgan Stanley Capital Services, Inc.	3/25/2028	3,249,710	4,069
Fortum Oyj	Morgan Stanley Capital Services, Inc.	11/27/2027	19,670	(2,505)
SRC SX OPT CHEM ETF	Morgan Stanley Capital Services, Inc.	3/13/2028	356	(1,047)
				517
				$112,967

Over-the-Counter Swap Contracts

Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/Depreciation
3/4/2027	Goldman Sachs International	3.63%	GSCBML5N Index	US	Quarterly	$39,830,098	$29,984
3/4/2027	Goldman Sachs International	3.63%	GSCBMS5N Index	US	Quarterly	41,743,380	289,440

Description	Number of Contracts	Notional Amount	Strike Price	Expiration Date	Value
Written Option Contracts - (0.0)%
Calls - (0.0)%
NCR Voyix Corp.	(579)	$(366,507)	$17.50	December 2026	$(28,950)

Total Calls (Premiums Received $7,093)					(28,950)

Puts - (0.0)%
iShares S&P/TSX 60 Index ETF	(1,524)	(7,338,060)	47	April 2026	(65,732)
iShares S&P/TSX 60 Index ETF	(1,808)	(8,705,520)	45	May 2026	(81,231)
State Street SPDR S&P 500 ETF Trust	(78)	(5,072,652)	640	April 2026	(3,666)

Total Puts (Premiums Received $147,441)					(150,629)

Total Written Options (Premiums Received $154,534)					$(179,579)

ADR	American Depositary Receipt
A/S	Anonim Sirketi
ASX	Australian Securities Exchange
CAD	Canadian Dollar
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUX	Eurex Exchange
FTSE	Financial Times Stock Exchange
HKG	Hong Kong
ICE	Intercontinental Exchange
IFSC	International Financial Services Centre
LLC	Limited Liability Company
LP	Limited Partnership
LTD	Limited Company
MSCI	Morgan Stanley Capital International
NV	Naamioze Vennootschap
OYJ	Julkinen osakeyhtiö

PCL	Public Company Limited
PJSC	Public Joint-Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SFE	Sydney Futures Exchange
SPDR	Standard & Poor's Depositary Receipt
TSX	Toronto Stock Exchange
USD	US Dollar

(a)	Non income-producing security.
(b)	Security or a portion thereof is pledged as collateral for securities sold short.
(c)	Security or a portion thereof was held on loan. As March 31, 2026, the aggregate market value of securities on loan was $19,608,787; the total market value of collateral held by the Fund was 20,257,787. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of 11,298,822.
(d)	Security is valued in good faith under TAS’s fair valuation procedures for TIP. The aggregate amount of securities fair valued amounts to $118,142,239, which represents 8.5% of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Restricted Securities. The following restricted securities were held by the Fund as of March 31, 2026, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The Fund will bear any costs incurred in connection with the disposition of such securities. The Fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the Fund, to no more than 15% of the Fund’s net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted:

	Investment Strategy	Date of Acquisition	Cost	Value
U.S. Common Stocks
Swiftmerge Acquisition Corp.		12/15/21	$5	$14,325
				14,325
Foreign Common Stocks
Somerset Energy Partners Corp.		4/8/22	31,072	23,399
				23,399
Corporate Bonds
Trillion Energy International, Inc.		4/5/23	337,084	65,243
				65,243
Private Investment Funds
Bellus Ventures II LP	California Carbon Allowance	10/1/21 - 12/2/24	15,701,545	14,371,664
Blackstone Diversified Trading Strategies Fund	Multi-Strategy & Credit Long/Short	7/1/25	15,000,000	16,004,391
Eversept Global Healthcare Fund LP	Long-Short Global Healthcare	2/1/19	13,581,077	25,843,395
Farallon Capital Institutional Partners LP	Multi-Strategy	1/1/13	527,414	328,459
Helikon Long Short Equity Fund ICAV	Long-Short European	1/1/21	5,370,671	42,255,352
Kotak Flexicap Feeder Fund LP	Equity Market Neutral	11/10/25	30,000,000	24,743,032
Trium Khartes Fund LP	Event Driven	12/1/25	10,000,000	10,163,011
Voloridge Fund LP	Directional	1/1/23	5,015,363	6,966,112
Voloridge Trading Aggressive Fund	Directional	12/1/23 - 9/2/25	27,000,000	35,638,763
				176,314,179
Total (12.6% of Net Assets)				$176,417,146

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with TAS’s fair valuation procedures for TIP. At March 31, 2026 the aggregate value of these securities was $6,607,362, which represents 0.5% of net assets.
(h)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2026. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized and cannot determine if there are any second tier investments.
(j)	Current yield as of March 31, 2026.
(k)	Represents a security purchased with cash collateral received for securities on loan.

TIFF MULTI-ASSET FUND

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

MARCH 31, 2026

1. Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2026, TIP consisted of one mutual fund, TIFF Multi-Asset Fund (“MAF” or the “Fund”) which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Investment Objective

The Fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The Fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the Fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The Fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIFF Advisory Services, LLC (“TAS”) Valuation Committee.

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the Nasdaq for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the Nasdaq official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The Fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the Fund is determined. If the TAS Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter (“OTC”) stocks not quoted on Nasdaq and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

Periodically, MAF invests in both total return equity index and total return basket swaps. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The Board of Trustees has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value”. MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

Segment Reporting

The Chief Financial Officer acts as the Fund’s chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of March 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(*)(+)	$900,051,379	$2,100,222	$400,364	$902,551,965
Rights	-	207,688	-	207,688
Warrants	156,369	1,431,580	459,859	2,047,808
Corporate Bonds	-	-	65,243	65,243
Convertible Bonds	589,947	-	-	589,947
U.S. Treasury Bonds/Notes	-	39,972,673	-	39,972,673
Exchange-Traded Funds and Mutual Funds	80,189,232	-	-	80,189,232
Private Investment Funds	-	-	176,314,179	176,314,179
Preferred Stocks(*)	3,298,758	-	-	3,298,758
Purchased Options	-	1,662,442	-	1,662,442
Short-Term Investments	-	281,422,903	-	281,422,903
Total Investments in Securities	984,285,685	326,797,508	177,239,645	1,488,322,838
Financial Futures Contracts - Equity Risk	-	216,477	-	216,477
Forward Currency Contracts - Foreign Currency Risk	12,908,160	-	-	12,908,160
Total Return Equity Swap Contracts - Equity Risk	-	319,424	-	319,424
Total Return Equity Swap Contracts (CFD) - Equity Risk	-	225,417	-	225,417
Total Other Financial Instruments	12,908,160	761,318	-	13,669,478

Total Assets	$998,856,287	$316,937,364	$177,239,645	$1,499,033,296

Liabilities
Common Stocks Sold Short	(140,847,758)	-	(7,443)	(140,855,201)
Financial Futures Contracts - Foreign Currency Risk	(1,887,265)	-	-	(1,887,265)
Financial Futures Contracts - Equity Risk	(4,113,150)	-	-	(4,113,150)
Financial Futures Contracts - Interest Rate Risk	(1,952,413)	-	-	(1,952,413)
Forward Currency Contracts - Foreign Currency Risk	(265,651)	-	-	(265,651)
Written Options - Equity Risk	(179,579)	-	-	(179,579)
Total Other Financial Instruments	(8,398,058)	-	-	(8,398,058)

Total Liabilities	$(149,245,816)	$-	$(7,443)	$(149,253,259)

(*)	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
(+)	There are securities in this category that have a market value of zero and are categorized as Level 3.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2025	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026
Common Stocks(*)	$437,568	$-	$(37,204)	$-	$-	$-	$-	$400,364
Warrants	141,502	(154,454)	163,169	459,859	(150,217)	-	-	459,859
Corporate Bonds	66,125	-	3,527	-	(4,409)	-	-	65,243
Private Investment Funds	181,826,137	(11,261)	(5,479,698)	-	(20,999)	-	-	176,314,179
Common Stocks Sold Short	(7,544)	-	101	-	-	-	-	(7,443)
Total	$182,463,788	$(165,715)	$(5,350,105)	$459,859	$(175,625)	$-	$-	$177,232,202

(*)	There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using TAS’s fair valuation procedures for TIP. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.

The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Warrants, Preferred Stocks, Convertible Bonds and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under TAS’s fair valuation procedures for TIP. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of March 31, 2026	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average(*)
Common Stocks	$369,522	Discounted last market price	Discount(%)	20% - 100%	84.19%
	23,399	Recent transaction price	Recent transaction price	$0.25	$0.25
Warrants	459,859	Black-Scholes pricing model	Volatility	50%	50%
Corporate Bonds	65,243	Recent transaction price	Recent transaction price	$20.00	$20.00
Private Investment Funds	176,314,179	Adjusted net asset value	Manager estimated returns	(13.74%) - 3.58%	(3.42%)
			Market returns(+)	(0.73%) - 1.37%	0.33%

(*)	Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.
(+)	Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Preferred Stocks, Convertible Bonds and Corporate Bonds. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended March 31, 2026. The discounts or estimates for lack of marketability and estimate of future claims or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended March 31, 2026. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.

The table below details the Fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

		Redemption	Redemption
	Fair Value	Frequency	Notice Period
California Carbon Allowance(a)	$14,371,664	quarterly	90 days
Multi-Strategy(b)	328,459	illiquid	N/A
Long-Short Global Healthcare(c)	25,843,395	quarterly	45 days
Long-Short European(d)	42,255,352	monthly	60 days
Directional(e)	42,604,875	monthly	30 days
Multi-Strategy & Credit Long/Short(f)	16,004,391	monthly	35 days
Event Driven(g)	10,163,011	monthly	90 days
Equity Market Neutral(h)	24,743,032	daily	7 days
Total	$176,314,179

(a)	This strategy is primarily comprised of investments in California Carbon Allowances.
(b)	This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $328,459 of redemption residuals.
(c)	This strategy is primarily comprised of long and short positions in global healthcare securities.
(d)	This strategy is primarily comprised of long and short positions in small and mid-cap European equities.
(e)	This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.
(f)	This strategy is primarily comprised of multi-strategy and credit long/short managers investing across macro and quantitative strategies.
(g)	This strategy is primarily comprised of investments in event-driven opportunities, including merger arbitrage, restructurings, and other corporate special situations.
(h)	This strategy is primarily comprised of market-neutral equity investments that seek to generate returns independent of overall equity market movements.

4. Derivatives and Other Financial Instruments

During the period ended March 31, 2026, the Fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TAS or a money manager seeks to protect the Fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the Fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.

Financial Futures Contracts

The Fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the Fund’s fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market”. Each day, the Fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts on the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Periodically, securities can be designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The Fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.

At the end of the period, the Fund maintained one total return basket swap contract to obtain exposure to a portfolio of long and/or short securities.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, a fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

The Fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the Fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the Fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The Fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statements purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the Fund’s valuation procedures. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The Fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The Fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the Fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the Fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the Fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the Fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the Fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the Fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The Fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the Fund for the sale of the put option. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received. As the writer of a put option, the Fund may be required to pledge cash and/or other liquid assets at least equal to the value of the Fund’s obligation under the written put.

The Fund may write “covered” call options, meaning that the Fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the Fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the Fund and are subject to the call option will be earmarked as segregated on the books of the Fund or the Fund’s custodian. The Fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the Fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability and subsequently marked-to-market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the Fund realizes a gain in the amount of the premium received. If the Fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the Fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the Fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments, when applicable. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the Fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The Fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the Fund records the proceeds as a deposit with broker for securities sold short on its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the Fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statement of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded on the Statement of Operations.

In “short selling,” the Fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the Fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the Fund’s derivative instruments grouped by contract type and primary risk exposure category as of March 31, 2026. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the Fund’s derivative holdings as of March 31, 2026, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liabilities and Location	Foreign Currency Risk	Quarterly Average %(a)	Equity Risk	Quarterly Average %(a)	Interest Rate Risk	Quarterly Average %(a)	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$-	-%	$1,662,442	0.08%	$-	-%	$1,662,442
Total Return Swap Contracts	Unrealized appreciation on swap contracts	-	-%	319,424	0.04%	-	-%	319,424
Total Return Swap Agreements (CFD)	Unrealized appreciation on swap contracts	-	-%	225,417	0.02%	-	-%	225,417
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	12,908,160	1.05%	-	-%	-	-%	12,908,160
Financial Futures Contracts	Due from broker for futures variation margin(b)	-	-%	216,477	0.00%	-	-%	216,477
Total Value - Assets		$12,908,160		$2,423,760		$-		$15,331,920

Liability Derivatives
Written Options	Written options, at value	$-	-%	$(179,579)	-0.01%	$-	-%	$(179,579)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(265,651)	-0.06%	-	-%	-	-%	(265,651)
Financial Futures Contracts	Due to broker for futures variation margin(b)	(1,887,265)	-0.05%	(4,113,150)	-0.11%	(1,952,413)	-0.09%	(7,952,828)
Total Value - Liabilities		$(2,152,916)		$(4,292,729)		$(1,952,413)		$(8,398,058)

(a)	The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2025 to and including March 31, 2026, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these four percentages.
(b)	Includes appreciation (depreciation) on the date the contracts are opened through March 31, 2026.

5. Federal Tax Information

The cost of investments, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on investments at March 31, 2026, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$299,125,047	$(204,325,695)	$94,799,352	$1,472,666,131

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark-to-market on derivatives, mark-to-market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2026.

6. Repurchase and Reverse Repurchase Agreements

The Fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the Fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the Fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the Fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the Fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When the Fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the Fund’s obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the Fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of March 31, 2026:

Counterparty	Gross Unrealized Depreciation	Liabilities Available for Offset	Collateral Received(a)	Net Amount
Fixed Income Clearing Corp.	$151,474,839	$-	$(151,474,839)	$-
Total	$151,474,839	$-	$(151,474,839)	$-

(a)	Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The Fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Fund engages multiple external money managers, each of which manages a portion of the Fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The Fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the Fund generally maintains a diversified portfolio, the ability of the issuers of the Fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The Fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund’s investment performance will suffer if a security that it has sold short appreciates in value.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.